UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/15

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, as appropriate.

- General AMT-Free Municipal Money Market Fund
   (formerly, Dreyfus AMT-Free Municipal Reserves)
-Dreyfus BASIC S&P 500 Stock Index Fund

          -Dreyfus Bond Market Index Fund

-Dreyfus Disciplined Stock Fund

-Dreyfus Money Market Reserves

-Dreyfus Opportunistic Fixed Income Fund

-Dreyfus Tax Managed Growth Fund

         -General Treasury and Agency Money Market Fund
          (formerly, Dreyfus U.S. Treasury Reserves)

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves
July 31, 2015 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.5%	Rate (%)		Date	Amount ($)		Value ($)
Alabama--4.3%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (LOC;
National Rural Utilities
Cooperative Finance
Corporation)		0.18	8/7/15	5,000,000	a	5,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		0.02	8/3/15	1,200,000	a	1,200,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)		0.05	8/7/15	3,000,000	a	3,000,000

Arizona--4.4%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)		0.12	8/7/15	1,000,000	a	1,000,000
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue		5.00	10/1/15	500,000		503,879
Phoenix Industrial Development
Authority, Facilities Revenue
(Southwest Human Development
Project) (LOC; Wells Fargo
Bank)		0.12	8/7/15	1,075,000	a	1,075,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)		0.04	8/7/15	7,000,000	a	7,000,000

Colorado--6.4%
Colorado Educational and Cultural
Facilities Authority,
Educational Facilities Revenue
(Trinity School of Durham and
Chapel Hill Project) (LOC;
Branch Banking and Trust Co.)		0.05	8/7/15	930,000	a	930,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(Denver Seminary Project)

(LOC; Wells Fargo Bank)	0.12	8/7/15	2,425,000	a	2,425,000
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (Boulder Country Day
School Project) (LOC; Wells
Fargo Bank)	0.12	8/7/15	1,585,000	a	1,585,000
Colorado Health Facilities
Authority, Revenue (Arapahoe
House Project) (LOC; Wells
Fargo Bank)	0.12	8/7/15	1,000,000	a	1,000,000
Colorado Postsecondary Educational
Facilities Authority, Revenue
(Mullen High School Project)
(LOC; Wells Fargo Bank)	0.17	8/7/15	540,000	a	540,000
Gateway Regional Metropolitan
District, Limited Tax
Improvement GO Notes,
Refunding (LOC; Wells Fargo
Bank)	0.07	8/7/15	2,565,000	a	2,565,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.04	8/7/15	4,865,000	a	4,865,000

Connecticut--7.1%
Connecticut,
State Revolving Fund General
Revenue, Refunding	5.00	10/1/15	250,000		251,936
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.05	8/7/15	4,695,000	a	4,695,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.06	8/7/15	5,105,000	a	5,105,000
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Trust)	0.07	8/7/15	5,275,000	a	5,275,000

Florida--5.1%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.17	8/7/15	615,000	a	615,000
Collier County Industrial
Development Authority, Revenue
(Redlands Christian Migrant
Association, Inc. Project)
(LOC; Bank of America)	0.13	8/7/15	2,780,000	a	2,780,000

Hillsborough County,
IDR (The Museum of Science &
Industry and The Institute for
Business & Home Safety
Project) (LOC; Branch Banking
and Trust Co.)	0.05	8/7/15	945,000	a	945,000
Hillsborough County Industrial
Development Authority, Revenue
(Independent Day School
Project) (LOC; Bank of America)	0.13	8/7/15	1,100,000	a	1,100,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.12	8/7/15	700,000	a	700,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.12	8/7/15	3,300,000	a	3,300,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.12	8/7/15	1,655,000	a	1,655,000

Georgia--6.2%
Cobb County Development Authority,
Revenue (American Heart
Association, Inc. Project)
(LOC; Wells Fargo Bank)	0.12	8/7/15	735,000	a	735,000
Cobb County Development Authority,
Revenue (Dominion Christian
High School, Inc. Project)
(LOC; Branch Banking and Trust
Co.)	0.06	8/7/15	3,275,000	a	3,275,000
DeKalb Private Hospital Authority,
RAC (Children's Healthcare of
Atlanta, Inc. Project)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.05	8/7/15	6,985,000	a	6,985,000
Douglas County Development
Authority, Revenue (Colonial
Hills School Property, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.05	8/7/15	1,740,000	a	1,740,000
Macon-Bibb County Industrial
Authority, IDR (I-75 Business
Park and Airport South
Industrial Park Projects)
(LOC; Wells Fargo Bank)	0.12	8/7/15	760,000	a	760,000

Idaho--.0%
Coeur D'Alene Tribe,
Revenue (LOC; Bank of America)	0.03	8/7/15	100,000	a	100,000

Illinois--3.7%
Chicago Heights,
Revenue (Chicago Heights
Fitness, L.L.C. Project) (LOC;
JPMorgan Chase Bank)	0.12	8/7/15	500,000	a	500,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.06	8/7/15	2,600,000	a	2,600,000
Illinois Finance Authority,
Revenue (Cristo Rey Jesuit
High School Project) (LOC;
JPMorgan Chase Bank)	0.13	8/7/15	1,765,000	a	1,765,000
Illinois Finance Authority,
Revenue (Holy Family
Ministries Center) (LOC; PNC
Bank NA)	0.11	8/7/15	2,565,000	a	2,565,000
Naperville,
GO Notes, Refunding	3.00	12/1/15	525,000		529,615

Indiana--1.1%
Huntington,
EDR, Refunding (Huntington
University Project) (LOC;
Wells Fargo Bank)	0.12	8/7/15	800,000	a	800,000
Indiana Health Facility Financing
Authority, Revenue, Refunding
(Pathfinder Services, Inc.
Project) (LOC; Wells Fargo
Bank)	0.12	8/7/15	845,000	a	845,000
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	1/15/16	650,000		663,622

Iowa--.9%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue, Refunding
(Grinnell College Project)	5.00	12/1/15	650,000		660,077
Woodbury County,
Educational Facility Revenue
(Siouxland Medical Education
Foundation, Inc. Project)
(LOC; U.S. Bank NA)	0.12	8/7/15	1,250,000	a	1,250,000

Kentucky--1.5%
Kentucky Rural Water Finance
Corporation, Public Projects

Construction Notes	1.00	8/1/15	1,700,000		1,700,071
Lexington-Fayette Urban County
Government, Industrial
Building Revenue (Community
Action Council Project) (LOC;
PNC Bank NA)	0.08	8/7/15	1,485,000	a	1,485,000

Louisiana--1.9%
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	8/3/15	4,000,000	a	4,000,000

Maryland--3.6%
Baltimore County,
GO Notes (Consolidated Public
Improvement)	5.00	9/1/15	500,000		501,998
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of
Maryland Project) (LOC; Bank
of America)	0.13	8/7/15	5,410,000	a	5,410,000
Maryland Economic Development
Corporation, EDR (Maryland
Science Center Project) (LOC;
Bank of America)	0.06	8/7/15	1,965,000	a	1,965,000

Massachusetts--.2%
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Revenue,
Refunding	5.00	8/1/15	350,000		350,091

Minnesota--3.7%
Minneapolis,
Housing Development Revenue,
Refunding (One Ten Grant
Project) (LOC; FNMA)	0.02	8/7/15	1,800,000	a	1,800,000
Minneapolis,
MFHR (Seven Corners Apartments
Project) (LOC; Wells Fargo
Bank)	0.12	8/7/15	1,295,000	a	1,295,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	3,250,000		3,258,130
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.14	8/7/15	1,600,000	a	1,600,000

Missouri--5.9%
Columbia School District,
GO Notes, Refunding	2.00	3/1/16	2,250,000		2,272,223

Kirkwood Industrial Development
Authority, Revenue (Concordia
Lutheran Church Community
Recreational Facilities
Project) (LOC; Bank of America)	0.13	8/7/15	1,640,000	a	1,640,000
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	2.00	1/1/16	1,210,000		1,218,688
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.04	8/7/15	4,635,000	a	4,635,000
Saint Louis Parking Commission
Finance Corporation, Parking
Revenue (Cupples Garage
Project) (LOC; Bank of America)	0.12	8/7/15	1,380,000	a	1,380,000
Springfield Industrial Development
Authority, MFHR, Refunding
(Pebblecreek Apartments
Project) (LOC; FHLB)	0.13	8/7/15	270,000	a	270,000
Springfield Industrial Development
Authority, Revenue (DMP
Properties, LLC Project) (LOC;
FHLB)	0.06	8/7/15	1,260,000	a	1,260,000

New Jersey--11.1%
Bergen County,
GO Notes, Refunding (County
College Bonds, General
Improvement Bonds, Special
Services/Vocational School
Bonds and State Aid County
College Bonds)	1.00	10/15/15	470,000		470,672
Brigantine,
GO Notes, BAN	1.00	12/9/15	3,000,000		3,004,886
Guttenberg,
GO Notes, BAN	1.00	3/18/16	5,000,000		5,012,511
Little Egg Harbor Township,
GO Notes, BAN	1.00	2/3/16	4,264,306		4,272,933
Northfield Board of Education,
Temporary Notes	1.00	8/20/15	3,500,000		3,500,727
Pennsauken Township,
GO Notes, BAN	1.00	6/23/16	2,000,000		2,006,200
Ringwood Borough,
GO Notes, BAN	1.00	4/14/16	2,630,425		2,641,452
Wood-Ridge Borough,
GO Notes, BAN	1.00	2/11/16	3,000,000		3,009,043

New York--5.3%
Monroe County Industrial

Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.07	8/7/15	7,535,000	a	7,535,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.07	8/7/15	4,000,000	a	4,000,000

Ohio--2.6%
Hamilton County,
EDR (Boys/Girls Clubs of
Greater Cincinnati, Inc.
Project) (LOC; PNC Bank NA)	0.06	8/7/15	1,775,000	a	1,775,000
Stark County Port Authority,
Revenue (Canton Country Day
School Project) (LOC; PNC Bank
NA)	0.14	8/7/15	760,000	a	760,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	3,050,000		3,051,784

Oklahoma--1.1%
Oklahoma County,
GO Notes	5.00	8/1/15	500,000		500,125
Oklahoma Turnpike Authority,
Turnpike System Second Senior
Revenue, Refunding (Citigroup
ROCS, Series RR II R-11985)
(Liquidity Facility; Citibank
NA)	0.05	8/7/15	2,000,000 a,b,c		2,000,000

Pennsylvania--3.3%
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wells Fargo
Bank)	0.20	8/7/15	360,000	a	360,000
Northampton County Industrial
Development Authority, Revenue
(Moravian Academy) (LOC; Wells
Fargo Bank)	0.14	8/7/15	600,000	a	600,000
Pennsylvania Economic Development
Financing Authority, EDR
(Philadelphia Area Independent
School Business Officers
Association Financing Program
- Plymouth Meeting Friends
School Project) (LOC; PNC Bank
NA)	0.14	8/7/15	500,000	a	500,000
Pennsylvania Economic Development

Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.14	8/7/15	900,000	a	900,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.11	8/7/15	1,600,000	a	1,600,000
Upper Dauphin Industrial
Development Authority, Revenue
(Pennsylvania Independent
Colleges and University
Research Center Project) (LOC;
M&T Trust)	0.16	8/7/15	500,000	a	500,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.12	8/7/15	2,595,000	a	2,595,000

South Carolina--3.6%
Charleston County,
GO Notes	5.00	11/1/15	400,000		404,710
South Carolina Jobs-Economic
Development Authority, EDR
(Anderson Area YMCA, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.07	8/7/15	4,585,000	a	4,585,000
South Carolina Jobs-Economic
Development Authority, EDR
(Carolina Children's Home
Project) (LOC; Branch Banking
and Trust Co.)	0.05	8/7/15	2,805,000	a	2,805,000

Tennessee--.7%
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.04	8/7/15	1,600,000	a	1,600,000

Texas--10.5%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.07	8/7/15	11,700,000	a	11,700,000
Brazos County Health Facilities
Development Corporation,
Revenue, Refunding (Burleson
Saint Joseph Manor) (LOC;
Wells Fargo Bank)	0.12	8/7/15	6,165,000	a	6,165,000
Harris County,

Permanent Improvement GO
Notes, Refunding	4.00	10/1/15	300,000		301,842
Kerrville Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	5.00	8/15/15	500,000		501,002
Lovejoy Independent School
District, GO Notes (LOC;
Permanent School Fund
Guarantee Program)	1.50	2/15/16	585,000		588,264
Manor Independent School District,
GO Notes (LOC; Permanent
School Fund Guarantee Program)	2.00	8/1/15	100,000		100,009
Mission Economic Development
Corporation, SWDR (IESI TX
Corporation Project) (LOC;
Bank of America)	0.06	8/7/15	1,500,000	a	1,500,000
Splendora Higher Education
Facilities Corporation,
Revenue (Fellowship Christian
Academy Project) (LOC; Bank of
America)	0.14	8/7/15	1,900,000	a	1,900,000

Utah--.8%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC;
Wells Fargo Bank)	0.12	8/7/15	575,000	a	575,000
Salt Lake County,
Sales Tax Revenue	5.00	8/1/15	610,000		610,155
Salt Lake County,
Training Facilities Revenue
(Community Foundation for the
Disabled, Inc. Project) (LOC;
Wells Fargo Bank)	0.17	8/7/15	500,000	a	500,000

Virginia--1.2%
Fairfax County,
GO Notes, Refunding (Public
Improvement Bonds)	3.00	10/1/15	575,000		577,573
Norfolk Redevelopment and Housing
Authority, Revenue (E2F
Student Housing I, LLC
Project) (LOC; Bank of America)	0.07	8/7/15	590,000	a	590,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/16	550,000		562,968
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/15	505,000		505,128
Virginia Resources Authority,

Infrastructure Revenue
(Virginia Pooled Financing
Program)	5.00	11/1/15	300,000		303,426

Washington--1.0%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Nikkei Manor Project)
(LOC; Bank of America)	0.15	8/7/15	1,400,000	a	1,400,000
Washington Housing Finance
Commission, Nonprofit Revenue
(The Evergreen School Project)
(LOC; Wells Fargo Bank)	0.12	8/7/15	745,000	a	745,000

Wisconsin--2.3%
East Troy Community School
District, BAN	2.00	10/1/15	1,750,000		1,754,634
Wisconsin Health and Educational
Facilities Authority, Revenue
(Madison Family Medicine
Residency Corporation, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.12	8/7/15	2,315,000	a	2,315,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.12	8/7/15	920,000	a	920,000

Total Investments (cost $215,030,374)			99.5%		215,030,374
Cash and Receivables (Net)			.5%		1,119,423
Net Assets			100.0%		216,149,797

a Variable rate demand note - rate shown is the interest rate in effect at July 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, this security amounted to $2,000,000 or .9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment In Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	215,030,374
Level 3 - Significant Unobservable Inputs	-
Total	215,030,374

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
July 31, 2015 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--1.0%
BorgWarner	27252		1354697
Delphi Automotive	34065		2659795
Ford Motor	464678		6891175
General Motors	159401		5022725
Goodyear Tire & Rubber	33432		1007306
Harley-Davidson	25069		1461523
Johnson Controls	78028		3554956
			21,952,177
Banks--6.2%
Bank of America	1232177		22031325
BB&T	91329		3677819
Citigroup	355939		20808194
Comerica	20611		977580
Fifth Third Bancorp	97081		2045497
Hudson City Bancorp	53417		550729
Huntington Bancshares	95380		1113085
JPMorgan Chase & Co.	435636		29854135
KeyCorp	100427		1490337
M&T Bank	15526		2036235
People's United Financial	35089		570898
PNC Financial Services Group	60477		5937632
Regions Financial	160951		1672281
SunTrust Banks	59790		2651089
U.S. Bancorp	207525		9382205
Wells Fargo & Co.	550091		31833766
Zions Bancorporation	24573		766432
			137,399,239
Capital Goods--7.1%
3M	74311		11246227
Allegion	10953		692449
AMETEK	29091		1543277
Boeing	75316		10858308
Caterpillar	71461		5618978
Cummins	19413		2514566
Danaher	72381		6627204
Deere & Co.	39723	a	3756604
Dover	19334		1238729

Eaton	54330		3291311
Emerson Electric	79512		4114746
Fastenal	32494	a	1360199
Flowserve	15629		734407
Fluor	18186		850195
General Dynamics	36437		5433121
General Electric	1182883		30873246
Honeywell International	92402		9706830
Illinois Tool Works	39345		3520197
Ingersoll-Rand	31294		1921452
Jacobs Engineering Group	15373	b	647511
Joy Global	12224	a	322836
L-3 Communications Holdings	9346		1079089
Lockheed Martin	31242		6470218
Masco	43031		1135588
Northrop Grumman	22535		3898780
PACCAR	41970		2721335
Pall	12246		1548507
Parker Hannifin	15968		1800392
Pentair	21387		1300543
Precision Castparts	16055		3129441
Quanta Services	25343	b	699974
Raytheon	36121		3940440
Rockwell Automation	15979		1866028
Rockwell Collins	15458		1308056
Roper Technologies	11730		1962077
Snap-on	6722		1107786
Stanley Black & Decker	18387		1939645
Textron	32729		1430257
United Rentals	11276	b	755379
United Technologies	97601		9790356
W.W. Grainger	6837		1563690
Xylem	21418		739564
			157,059,538
Commercial & Professional Services--.6%
ADT	21371	a	737941
Cintas	11770		1006335
Dun & Bradstreet	4590		572694
Equifax	14088		1438807
Nielsen	42524		2060713
Pitney Bowes	24555		513691
Republic Services	28336		1205130
Robert Half International	15941		877233
Stericycle	9996	b	1409136

Tyco International	49065		1863979
Waste Management	50493		2581707
			14,267,366
Consumer Durables & Apparel--1.5%
Coach	33821		1055215
D.R. Horton	40164		1192469
Fossil Group	5532	b	380325
Garmin	14769		618969
Hanesbrands	46639		1447208
Harman International Industries	8479		912849
Hasbro	12885		1014565
Leggett & Platt	17128		818890
Lennar, Cl. A	21236	a	1126357
Mattel	41422		961405
Michael Kors Holdings	22454	b	942843
Mohawk Industries	7271	b	1465761
Newell Rubbermaid	30643		1326229
NIKE, Cl. B	81500		9390430
PulteGroup	41185		853353
PVH	9729		1128953
Ralph Lauren	7131		897722
Under Armour, Cl. A	20345	a,b	2020869
VF	40538		3125074
Whirlpool	9243		1642758
			32,322,244
Consumer Services--1.8%
Carnival	52771		2812167
Chipotle Mexican Grill	3585	b	2660894
Darden Restaurants	14656		1081027
H&R Block	32057		1067177
Marriott International, Cl. A	24874	a	1806101
McDonald's	112259		11210184
Royal Caribbean Cruises	19158		1721346
Starbucks	177030		10255348
Starwood Hotels & Resorts
Worldwide	20005	c	1589597
Wyndham Worldwide	14099		1163449
Wynn Resorts	9579		988840
Yum! Brands	50401		4423192
			40,779,322
Diversified Financials--5.0%
Affiliated Managers Group	6344	b	1318918
American Express	102187		7772343
Ameriprise Financial	21012		2640578

Bank of New York Mellon	131263		5696814
Berkshire Hathaway, Cl. B	214086	b	30558636
BlackRock	14945		5026302
Capital One Financial	63789		5186046
Charles Schwab	135791		4736390
CME Group	37621		3613121
Discover Financial Services	51347		2865676
E*TRADE Financial	34768	b	988107
Franklin Resources	46306		2109238
Goldman Sachs Group	47040		9646493
Intercontinental Exchange	12964		2956311
Invesco	51193		1976050
Legg Mason	11356		560305
Leucadia National	37672		886045
McGraw-Hill Financial	32126		3268821
Moody's	21004		2319472
Morgan Stanley	181859		7063404
NASDAQ OMX Group	13811		704775
Navient	47107		739580
Northern Trust	26397		2019107
State Street	48479		3711552
T. Rowe Price Group	30834		2378226
			110,742,310
Energy--7.0%
Anadarko Petroleum	60238		4478695
Apache	43631		2000918
Baker Hughes	51525		2996179
Cabot Oil & Gas	48621		1271925
Cameron International	23057	b	1163456
Chesapeake Energy	62807	a	543909
Chevron	220630		19521342
Cimarex Energy	10456		1088679
Columbia Pipeline Group	36869		1075837
ConocoPhillips	145373		7318077
CONSOL Energy	27874	a	460478
Devon Energy	44749		2211496
Diamond Offshore Drilling	8557	a	187826
Ensco, Cl. A	27671		458785
EOG Resources	64069		4945486
EQT	18053		1387373
Exxon Mobil	490982		38890684
FMC Technologies	27867	b	912923
Halliburton	100976		4219787
Helmerich & Payne	12784	a	738148

Hess	28651		1690695
Kinder Morgan	202855		7026897
Marathon Oil	78912		1657941
Marathon Petroleum	64762		3540539
Murphy Oil	20875		684491
National Oilwell Varco	45375	a	1911649
Newfield Exploration	19493	b	639175
Noble Energy	45208		1592678
Occidental Petroleum	89775		6302205
ONEOK	25019		945468
Phillips 66	64007		5088557
Pioneer Natural Resources	17629		2234828
Range Resources	20454		804660
Schlumberger	148785		12322374
Southwestern Energy	46768	b	869885
Spectra Energy	80307		2430090
Tesoro	14920		1452313
Transocean	40278	a	534086
Valero Energy	59182		3882339
Williams	79946		4195566
			155,678,439
Food & Staples Retailing--2.4%
Costco Wholesale	51373		7464497
CVS Health	132259		14875170
Kroger	114178		4480345
Sysco	71191		2584945
Wal-Mart Stores	184949		13312629
Walgreens Boots Alliance	102919		9945063
Whole Foods Market	42492		1546709
			54,209,358
Food, Beverage & Tobacco--5.2%
Altria Group	230361		12527031
Archer-Daniels-Midland	72121		3419978
Brown-Forman, Cl. B	18526		2008404
Campbell Soup	20524	a	1012038
Coca-Cola	460113		18901442
Coca-Cola Enterprises	25613		1308312
ConAgra Foods	51078		2250497
Constellation Brands, Cl. A	19890		2387198
Dr. Pepper Snapple Group	22717		1822358
General Mills	70993		4132502
Hershey	17775		1651120
Hormel Foods	16232		961097
J.M. Smucker	11670		1303422

Kellogg	29546		1955059
Keurig Green Mountain	13789		1034727
McCormick & Co.	14532		1191769
Mead Johnson Nutrition	24353		2152562
Molson Coors Brewing, Cl. B	18726		1332168
Mondelez International, Cl. A	190262		8586524
Monster Beverage	17427	b	2675916
PepsiCo	173086		16676836
Philip Morris International	181611		15533189
Reynolds American	48890		4194273
The Kraft Heinz	69177		5497496
Tyson Foods, Cl. A	35501	a	1574469
			116,090,387
Health Care Equipment & Services--5.0%
Abbott Laboratories	174207		8830553
Aetna	40744		4602850
AmerisourceBergen	24170		2555977
Anthem	30859		4760618
Baxter International	63848		2559028
Becton Dickinson & Co.	24764		3767843
Boston Scientific	157522	b	2731431
C.R. Bard	8810		1732486
Cardinal Health	38786		3296034
Cerner	35435	b	2541398
Cigna	30425		4383026
DaVita HealthCare Partners	20522	b	1621854
DENTSPLY International	17260		982267
Edwards Lifesciences	12372	b	1882523
Express Scripts Holding	85289	b	7681980
HCA Holdings	33663	b	3130996
Henry Schein	9312	b	1377990
Humana	17585		3202053
Intuitive Surgical	4369	b	2329420
Laboratory Corporation of America
Holdings	12146	b	1546064
McKesson	27155		5989578
Medtronic	166980		13089562
Patterson	10464		524874
Quest Diagnostics	17509		1292339
St. Jude Medical	32398		2391620
Stryker	35480		3628540
Tenet Healthcare	12475	b	702343
UnitedHealth Group	111573		13544962
Universal Health Services, Cl. B	10959		1591576

Varian Medical Systems	12262	a,b	1055390
Zimmer Biomet Holdings	19879		2068808
			111,395,983
Household & Personal Products--1.8%
Clorox	15783		1766749
Colgate-Palmolive	100541		6838799
Estee Lauder, Cl. A	26360		2348940
Kimberly-Clark	43018		4945779
Procter & Gamble	318403		24421510
			40,321,777
Insurance--2.8%
ACE	38900		4231153
Aflac	50377		3226647
Allstate	48666		3355521
American International Group	156106		10009517
Aon	33227		3348285
Assurant	7933		591802
Chubb	26682		3317373
Cincinnati Financial	17634		973573
Genworth Financial, Cl. A	59202	b	415006
Hartford Financial Services Group	50508		2401655
Lincoln National	29090		1638349
Loews	35407		1349361
Marsh & McLennan	63338		3669804
MetLife	131817		7347480
Principal Financial Group	32756		1818286
Progressive	64134		1956087
Prudential Financial	53451		4722930
Torchmark	14717		906714
Travelers	37780		4009214
Unum Group	29278		1049324
XL Group	36248		1378149
			61,716,230
Materials--2.9%
Air Products & Chemicals	22648		3227566
Airgas	7982		814324
Alcoa	142510		1406574
Avery Dennison	10371		631075
Ball	15892		1078113
CF Industries Holdings	28470		1685424
Dow Chemical	128326		6039022
E.I. du Pont de Nemours & Co.	105771		5897791
Eastman Chemical	17422		1365885
Ecolab	31654		3665850

FMC	15472		751011
Freeport-McMoRan	124271		1460184
International Flavors & Fragrances	9527		1101226
International Paper	50037		2395271
LyondellBasell Industries, Cl. A	46631		4375387
Martin Marietta Materials	7367		1155293
Monsanto	55601		5665186
Mosaic	37187		1596810
Newmont Mining	59655		1024276
Nucor	38012		1677850
Owens-Illinois	19833	b	423435
PPG Industries	31621		3427084
Praxair	33973		3877678
Sealed Air	25691		1365990
Sherwin-Williams	9172		2547615
Sigma-Aldrich	14155		1976180
Vulcan Materials	15491		1409991
WestRock	30943		1951290
			63,993,381
Media--3.4%
Cablevision Systems (NY Group),
Cl. A	25592		722206
CBS, Cl. B	52525		2808512
Comcast, Cl. A	294822		18399841
Discovery Communications, Cl. A	18294	a,b	604068
Discovery Communications, Cl. C	29441	b	892062
Interpublic Group of Companies	49883		1062508
News Corp., Cl. A	59846	b	881532
Omnicom Group	29143		2129770
Scripps Networks Interactive, Cl.
A	10592	a	662847
TEGNA	26939		784733
Time Warner	96485		8494539
Time Warner Cable	33108		6290851
Twenty-First Century Fox, Cl. A	206789		7132153
Viacom, Cl. B	41393		2359401
Walt Disney	183148		21977760
			75,202,783
Pharmaceuticals, Biotech & Life Sciences--10.3%
AbbVie	201553		14110725
Agilent Technologies	39790		1629400
Alexion Pharmaceuticals	26459	b	5224065
Allergan	46002	b	15233562
Amgen	89119		15737524

Baxalta	63848		2096130
Biogen	27553	b	8783345
Bristol-Myers Squibb	195365		12823759
Celgene	92898	b	12192863
Eli Lilly & Co.	114330		9662028
Endo International	23954	b	2096933
Gilead Sciences	172405		20319653
Hospira	20615	b	1844012
Johnson & Johnson	325554		32623766
Mallinckrodt	13575	b	1682757
Merck & Co.	331407		19539757
Mylan	48244	b	2701182
PerkinElmer	13646		722146
Perrigo Company	17336		3331979
Pfizer	722629		26058002
Regeneron Pharmaceuticals	8943	b	4951381
Thermo Fisher Scientific	46771		6525958
Vertex Pharmaceuticals	28448	b	3840480
Waters	9877	b	1318481
Zoetis	57964		2839077
			227,888,965
Real Estate--2.5%
American Tower	50222	c	4776614
Apartment Investment & Management,
Cl. A	17567	c	686518
AvalonBay Communities	15300	c	2636802
Boston Properties	17925	c	2209794
CBRE Group, Cl. A	33376	b	1267287
Crown Castle International	39578	c	3241834
Equinix	6583		1836064
Equity Residential	42701	c	3194462
Essex Property Trust	7791	c	1752274
General Growth Properties	75989	c	2062341
HCP	53849	c	2080725
Health Care	41390	c	2871224
Host Hotels & Resorts	88349	c	1712204
Iron Mountain	21833		656082
Kimco Realty	50132	c	1238762
Macerich	17166	c	1358861
Plum Creek Timber	21257	c	871537
Prologis	60544	c	2458692
Public Storage	17044	c	3497088
Realty Income	27501	a,c	1328023
Simon Property Group	36651	c	6861800

SL Green Realty	12052	c	1387667
Ventas	39145	c	2626238
Vornado Realty Trust	21042	c	2052647
Weyerhaeuser	61333	c	1882310
			56,547,850
Retailing--5.0%
Advance Auto Parts	8607		1499425
Amazon.com	44795	b	24016839
AutoNation	9467	b	590173
AutoZone	3671	b	2573151
Bed Bath & Beyond	20123	a,b	1312623
Best Buy	35168		1135575
CarMax	25198	b	1625523
Dollar General	34429		2767059
Dollar Tree	26914	b	2100099
Expedia	12067		1465416
GameStop, Cl. A	12230	a	560745
Gap	31726		1157364
Genuine Parts	18469		1642817
Home Depot	152337		17827999
Kohl's	22641		1388346
L Brands	29437		2376155
Lowe's	109051		7563777
Macy's	38968		2691130
Netflix	50295	b	5749221
Nordstrom	16295		1243471
O'Reilly Automotive	12028	b	2890449
Priceline Group	6059	b	7534791
Ross Stores	48938		2601544
Signet Jewelers	7637		925757
Staples	78326		1152175
Target	75082		6145462
The TJX Companies	79397		5543499
Tiffany & Co.	13256		1268599
Tractor Supply	15833		1464869
TripAdvisor	13172	b	1045593
Urban Outfitters	12367	b	403412
			112,263,058
Semiconductors & Semiconductor Equipment--2.2%
Altera	36036		1789548
Analog Devices	37409		2182067
Applied Materials	145501		2525897
Avago Technologies	30456		3811264
Broadcom, Cl. A	64047		3241419

First Solar	9104	b	403307
Intel	556330		16105754
KLA-Tencor	19366		1027366
Lam Research	18538		1425016
Linear Technology	27997		1147877
Microchip Technology	23667	a	1013894
Micron Technology	126457	b	2340719
NVIDIA	62638		1249628
Qorvo	17608	b	1020384
Skyworks Solutions	22343		2137555
Texas Instruments	121538		6074469
Xilinx	30384		1268532
			48,764,696
Software & Services--10.8%
Accenture, Cl. A	73215		7549199
Adobe Systems	55382	b	4540770
Akamai Technologies	21031	b	1613288
Alliance Data Systems	7160	b	1969286
Autodesk	27055	b	1368442
Automatic Data Processing	54709		4364137
CA	38715		1127961
Citrix Systems	18699	b	1413831
Cognizant Technology Solutions,
Cl. A	72442	b	4571090
Computer Sciences	16458		1076847
eBay	129298	b	3635860
Electronic Arts	36737	b	2628532
Facebook, Cl. A	247116	b	23231375
Fidelity National Information
Services	33331		2180847
Fiserv	27370	b	2377358
Google, Cl. A	33570	b	22072275
Google, Cl. C	33663	b	21059909
International Business Machines	107409		17399184
Intuit	32505		3438054
MasterCard, Cl. A	113510		11055874
Microsoft	949987		44364393
Oracle	373753		14927695
Paychex	39128		1815539
PayPal Holdings	129298		5003833
Red Hat	21997	b	1739523
salesforce.com	71949	b	5273862
Symantec	80521		1831048
Teradata	16933	b	628384

Total System Services	19941		921673
VeriSign	12363	a,b	877031
Visa, Cl. A	226642		17075208
Western Union	60494		1224399
Xerox	125120		1378822
Yahoo!	103458	b	3793805
			239,529,334
Technology Hardware & Equipment--6.5%
Amphenol, Cl. A	36612		2065283
Apple	676854		82102390
Cisco Systems	596383		16949205
Corning	149222		2787467
EMC	226802		6098706
F5 Networks	8872	b	1190090
FLIR Systems	17621		542551
Harris	14519		1204206
Hewlett-Packard	211056		6441429
Juniper Networks	41916		1191253
Motorola Solutions	22121		1330799
NetApp	38171		1189027
QUALCOMM	190924		12293596
SanDisk	24809		1495735
Seagate Technology	37832		1914299
TE Connectivity	48134		2932323
Western Digital	25683		2210279
			143,938,638
Telecommunication Services--2.3%
AT&T	720337		25024501
CenturyLink	67668		1935305
Frontier Communications	135910	a	641495
Level 3 Communications	33469	b	1690185
Verizon Communications	478566		22392103
			51,683,589
Transportation--2.1%
American Airlines Group	82477		3307328
C.H. Robinson Worldwide	17893		1255194
CSX	116512		3644495
Delta Air Lines	95573		4237707
Expeditors International of
Washington	22583		1058465
FedEx	31048		5322248
J.B. Hunt Transport Services	10931		919516
Kansas City Southern	13183		1307622
Norfolk Southern	36106		3044819

Ryder System	6231		564030
Southwest Airlines	80158		2901720
Union Pacific	102514		10004341
United Parcel Service, Cl. B	82011		8394646
			45,962,131
Utilities--2.9%
AES	76426		978253
AGL Resources	13521		650090
Ameren	29580		1215146
American Electric Power	58032		3282870
CenterPoint Energy	51907		1003881
CMS Energy	31921		1093613
Consolidated Edison	34215		2175732
Dominion Resources	69921		5013336
DTE Energy	21569		1735442
Duke Energy	80738		5992374
Edison International	39043		2342970
Entergy	21755		1545040
Eversource Energy	38317		1905121
Exelon	101016		3241603
FirstEnergy	50355		1710056
NextEra Energy	52234		5495017
NiSource	36869		643733
NRG Energy	40890		917981
Pepco Holdings	30430		811872
PG&E	56417		2962457
Pinnacle West Capital	12703		783902
PPL	77216		2456241
Public Service Enterprise Group	60601		2525244
SCANA	16748		917790
Sempra Energy	27155		2763836
Southern	105837		4734089
TECO Energy	25977		574611
WEC Energy Group	37938		1858962
Xcel Energy	60883		2110814
			63,442,076
Total Common Stocks
(cost $1,178,979,734)			2,183,150,871
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 9/17/15	575000	d	574970
0.07%, 12/10/15	1245000	d	1244654
Total Short-Term Investments

(cost $1,819,686)			1,819,624

Other Investment--1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $35,822,191)	35822191 e		35822191
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,708,940)	6708940	e	6708940
Total Investments (cost $1,223,330,551)	100.3%		2,227,501,626
Liabilities, Less Cash and Receivables	(.3%)		(6,154,595)
Net Assets	100.0%		2,221,347,031

a	Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was value of the collateral held by the fund was $24,917,499, consisting of cash collateral of $6,708,940
& Agency securities valued at $18,208,559.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $1,004,171,075 of which $1,032,906,4 appreciated investment securities and $28,735,376 related to depreciated investment securities. At July investments for federal income tax purposes was substantially the same as the cost for financial reportin

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.8
Pharmaceuticals, Biotech & Life Sciences	10.3
Capital Goods	7.1
Energy	7.0
Technology Hardware & Equipment	6.5
Banks	6.2
Food, Beverage & Tobacco	5.2
Diversified Financials	5.0
Health Care Equipment & Services	5.0
Retailing	5.0
Media	3.4
Materials	2.9
Utilities	2.9

Insurance	2.8
Real Estate	2.5
Food & Staples Retailing	2.4
Telecommunication Services	2.3
Semiconductors & Semiconductor Equipment	2.2
Transportation	2.1
Short-Term/Money Market Investments	2.0
Consumer Services	1.8
Household & Personal Products	1.8
Consumer Durables & Apparel	1.5
Automobiles & Components	1.0
Commercial & Professional Services	.6
100.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2015($)
Financial Futures Long
Standard & Poor's 500 E-mini	381	39974520	September 2015	314965

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

Assets ($)	Level 1 - Unadjusted Quot Level 2 - Other Significant OLevel 3 -Significant U Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2177012222	0	0	2177012222
Equity Securities - Foreign Common Stocks+	6138649	0	0	6138649
Mutual Funds	42531131	0	0	42531131
U.S. Treasury	0	1819624	0	1819624
Other Financial Instruments:
Financial Futures++	314965	0	0	314965

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end July 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--100.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.2%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-5, Cl. A3	0.90	9/10/18	996,408		996,318
AmeriCredit Automobile Receivables
Trust, Ser. 2014-2, Cl. A3	0.94	2/8/19	1,170,000		1,166,630
AmeriCredit Automobile Receivables
Trust, Ser. 2014-4, Cl. A3	1.27	7/8/19	1,000,000		1,000,227
Carmax Auto Owner Trust,
Ser. 2013-2, Cl. A4	0.84	11/15/18	650,000		648,518
Fifth Third Auto Trust,
Ser. 2014-3, Cl. A4	1.47	5/17/21	800,000		802,376
Ford Credit Auto Owner Trust,
Ser. 2012-B, Cl. A4	1.00	9/15/17	371,609		372,052
World Omni Auto Receivables Trust,
Ser. 2013-B, Cl. A3	0.83	8/15/18	924,537		924,805
					5,910,926
Asset-Backed Ctfs./Credit Cards--.4%
American Express Credit Account
Master Trust, Ser. 2014-3,
Cl. A	1.49	4/15/20	1,050,000		1,057,151
Capital One Multi-Asset Execution
Trust, Ser. 2015-A1, Cl. A	1.39	1/15/21	2,000,000		2,002,045
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		618,390
Chase Issuance Trust,
Ser. 2013-A8, Cl. A8	1.01	10/15/18	1,000,000		1,001,725
Chase Issuance Trust,
Ser. 2014-A7, Cl. A	1.38	11/15/19	1,300,000		1,302,688
Citibank Credit Card Issuance
Trust, Ser. 2013-A3, Cl. A3	1.11	7/23/18	1,000,000		1,003,141
Citibank Credit Card Issuance
Trust, Ser. 2004-A8, Cl. A8	1.73	4/9/20	1,500,000		1,512,713
Citibank Credit Card Issuance
Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	500,000		546,178
					9,044,031
Commercial Mortgage Pass-Through Ctfs.--1.6%
Banc of America Commercial
Mortgage Trust, Ser. 2007-1,
Cl. A4	5.45	1/15/49	905,919		950,857
Banc of America Commercial
Mortgage Trust, Ser. 2007-4,
Cl. A4	5.93	2/10/51	209,280	a	224,819
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW14, Cl. A4	5.20	12/11/38	971,774		1,010,408
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PW10, Cl. A4	5.41	12/11/40	102,670	a	102,945
Citigroup Commercial Mortgage
Trust, Ser. 2014-GC19, Cl. A2	2.79	3/10/47	1,250,000		1,284,477

Citigroup Commercial Mortgage
Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000		1,045,198
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.97	3/15/49	191,114	a	194,308
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.35	12/10/49	1,007,423	a	1,081,100
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.49	1/15/46	79,018	a	79,436
COBALT CMBS Commercial Mortgage
Trust, Ser. 2007-C3, Cl. A4	5.96	5/15/46	869,295	a	925,731
Commercial Mortgage Trust,
Ser. 2014-LC15, Cl. A2	2.84	4/10/47	2,000,000		2,059,661
Commercial Mortgage Trust,
Ser. 2012-CR4, Cl. A3	2.85	10/15/45	1,000,000		1,008,581
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	2,025,000		2,037,540
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000		1,293,417
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.33	10/10/46	750,000	a	840,656
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000		529,662
GS Mortgage Securities Trust,
Ser. 2007-GG10, Cl. A4	5.99	8/10/45	897,535	a	953,260
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	59,466		62,287
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	329,883		344,490
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	246,243	a	248,082
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	897,185	a	959,802
J.P.Morgan Chase Commercial
Mortgage Securities Corp.,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		1,004,663
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C24, Cl. A5	3.64	11/15/47	1,725,000		1,792,956
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000		541,302
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	977,655		1,025,673
Merrill Lynch Mortgage Trust,
Ser. 2006-C2, Cl. A4	5.74	8/12/43	851,716	a	876,540
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	6.03	6/12/50	1,000,000	a	1,052,594
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-7, Cl. A4	5.81	6/12/50	1,123,983	a	1,195,732
Merrill Lynch/Countrywide

Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.02	6/12/46	35,621	a	36,374
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C9, Cl. A1	0.83	5/15/46	625,465		623,089
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C10, Cl. A1	1.39	7/15/46	50,958		51,144
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		1,016,927
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000		1,182,919
Morgan Stanley Capital I Trust,
Ser. 2007-T25, Cl. A3	5.51	11/12/49	969,462	a	1,013,749
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,372,984
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	500,000		521,366
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		500,729
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C3, Cl. A4	3.09	8/10/49	500,000		509,938
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,444,499
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	2,869,528	a	2,936,655
WF-RBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A1	2.30	6/15/45	869,017		875,280
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	1,500,000		1,537,068
WF-RBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. A2	3.04	5/15/47	1,000,000		1,035,547
					39,384,445
Consumer Discretionary--2.6%
21st Century Fox America,
Gtd. Notes	3.70	9/15/24	750,000		748,109
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		290,418
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	360,000		443,411
21st Century Fox America,
Gtd. Debs.	7.75	12/1/45	100,000		138,641
21st Century Fox America,
Gtd. Debs.	8.25	8/10/18	150,000		177,228
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	750,000	b	721,620
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	1,000,000		1,010,702
Autonation,
Gtd. Notes	6.75	4/15/18	300,000		333,531
Autozone,
Sr. Unscd. Notes	1.30	1/13/17	1,000,000		1,000,784
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	1,000,000		997,400

BorgWarner,
Sr. Unscd. Notes	3.38	3/15/25	1,000,000		983,560
California Institute of
Technology, Unscd. Bonds	4.32	8/1/45	110,000		113,549
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		315,452
CBS,
Gtd. Notes	3.50	1/15/25	500,000		480,322
CBS,
Gtd. Notes	4.90	8/15/44	950,000		903,457
CBS,
Gtd. Notes	5.50	5/15/33	250,000		259,649
CBS,
Gtd. Debs.	7.88	7/30/30	300,000		395,165
CCO Safari II,
Sr. Scd. Notes	6.83	10/23/55	200,000	b	206,391
CDK Global,
Sr. Unscd. Notes	3.30	10/15/19	1,000,000		999,562
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/21	1,500,000		1,512,008
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		294,097
Comcast,
Gtd. Notes	3.38	8/15/25	730,000		728,700
Comcast,
Gtd. Notes	4.25	1/15/33	500,000		498,500
Comcast,
Gtd. Notes	4.40	8/15/35	340,000		344,135
Comcast,
Gtd. Notes	4.60	8/15/45	410,000		419,028
Comcast,
Gtd. Bonds	4.75	3/1/44	500,000		523,820
Comcast,
Gtd. Notes	5.70	7/1/19	1,000,000		1,137,030
Comcast,
Gtd. Notes	6.45	3/15/37	1,150,000		1,447,116
Comcast,
Gtd. Notes	6.50	1/15/17	1,000,000		1,076,726
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		421,519
Costco Wholesale,
Sr. Unscd. Notes	2.25	2/15/22	500,000	c	486,021
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000		536,661
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	1,000,000	c	1,001,994
CVS Health,
Sr. Unscd. Notes	2.80	7/20/20	680,000		686,797
CVC Health,
Sr. Unscd. Notes	5.13	7/20/45	480,000		510,550
CVS Health,
Sr. Unscd. Notes	5.75	6/1/17	30,000		32,342
CVS Health,
Sr. Unscd. Notes	6.13	9/15/39	1,000,000		1,191,259
DirecTV Holdings/Financing,
Gtd. Notes	6.00	8/15/40	800,000		830,950

Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000		757,268
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	1,000,000		994,502
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	1,000,000		984,889
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	340,000		330,228
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	750,000		717,135
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	750,000		760,147
Home Depot,
Sr. Unscd. Notes	4.88	2/15/44	500,000		550,824
Home Depot,
Sr. Unscd. Notes	5.40	9/15/40	437,000		512,235
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000		796,641
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000		505,486
Kohl's,
Sr. Unscd. Notes	4.75	12/15/23	500,000		539,830
Kroger,
Sr. Unscd. Notes	3.30	1/15/21	300,000		306,220
Lowe's Cos.,
Sr. Unscd. Notes	3.13	9/15/24	1,500,000	c	1,492,807
Lowe's Cos.,
Sr. Unscd. Notes	3.88	9/15/23	500,000		530,186
Macy's Retail Holdings,
Gtd. Notes	5.90	12/1/16	500,000		530,992
Marriott International,
Sr. Unscd. Notes, Ser.N	3.13	10/15/21	1,000,000		1,011,547
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	500,000		499,331
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000		1,148,360
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000		1,686,553
Newell Rubbermaid,
Sr. Unscd. Notes	2.88	12/1/19	500,000		506,848
Nike,
Sr. Unscd. Notes	2.25	5/1/23	300,000		290,248
Nike,
Sr. Unscd. Notes	3.63	5/1/43	300,000		278,683
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/20	500,000		555,588
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000		505,329
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/22	1,100,000		1,066,765
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000		371,024
QVC,
Sr. Scd. Notes	5.45	8/15/34	500,000		461,851
Signet UK Finance,
Gtd. Bonds	4.70	6/15/24	500,000		511,745

Stanley Black & Decker,
Gtd. Notes	3.40	12/1/21	400,000		412,174
Staples,
Sr. Unscd. Notes	4.38	1/12/23	250,000	c	253,031
Starbucks,
Sr. Unscd. Notes	4.30	6/15/45	500,000		505,840
Target,
Sr. Unscd. Notes	2.30	6/26/19	1,000,000		1,017,777
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000		430,052
Target,
Sr. Unscd. Notes	7.00	1/15/38	228,000		313,122
Thomson Reuters,
Sr. Unscd. Notes	3.95	9/30/21	300,000		314,185
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000		902,734
Time Warner,
Gtd. Notes	4.75	3/29/21	1,500,000		1,625,250
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000		1,442,028
Time Warner Cable,
Gtd. Debs.	4.50	9/15/42	500,000		404,841
Time Warner Cable,
Gtd. Notes	6.55	5/1/37	350,000		358,474
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000		541,751
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000		1,176,932
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000		400,195
Viacom,
Sr. Unscd. Notes	2.75	12/15/19	655,000		656,521
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	1,250,000		1,029,202
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000		267,849
Walgreens Boots Alliance,
Gtd. Notes	1.75	11/17/17	300,000	c	301,009
Walgreens Boots Alliance,
Gtd. Notes	3.30	11/18/21	400,000		398,469
Walgreens Boots Alliance,
Gtd. Notes	4.50	11/18/34	400,000		378,811
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	1,600,000		1,716,722
Wal-Mart Stores,
Sr. Unscd. Notes	4.30	4/22/44	1,000,000		1,035,626
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000		701,716
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000		837,898
Walt Disney,
Sr. Unscd. Notes	3.75	6/1/21	500,000		537,250
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000		208,964
WPP Finance 2010,
Gtd. Notes	3.75	9/19/24	750,000		743,776

Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000	500,642
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000	494,870
Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000	483,374
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	805,409
Yale University,
Sr. Unscd. Notes	2.09	4/15/19	300,000	304,214
Yum! Brands,
Sr. Unscd. Notes	3.88	11/1/20	250,000	260,345
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	168,000	201,349
				65,363,868
Consumer Staples--1.2%
Altria Group,
Gtd. Notes	2.85	8/9/22	500,000	484,862
Altria Group,
Gtd. Notes	4.00	1/31/24	230,000	237,278
Altria Group,
Gtd. Notes	4.25	8/9/42	1,000,000	915,464
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	158,904
Anheuser-Busch Inbev Finance,
Gtd. Notes	1.13	1/27/17	1,000,000	1,002,781
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.63	1/17/23	500,000	478,488
Anheuser-Busch Inbev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000	1,028,012
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.00	1/17/43	700,000	655,106
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	1,000,000	1,132,264
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	143,087
Campbell Soup,
Sr. Unscd. Notes	3.30	3/19/25	750,000	739,121
Clorox,
Sr. Unscd. Notes	3.80	11/15/21	200,000	211,884
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000	2,094,228
Coca-Cola Femsa,
Gtd. Bonds	2.38	11/26/18	400,000	405,080
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000	497,942
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	210,000	199,598
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	198,000	175,186
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	419,175
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	784,556
Diageo Investment,
Gtd. Notes	4.25	5/11/42	500,000	488,027

Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	200,000		226,635
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000		1,384,986
JM Smucker,
Gtd. Notes	1.75	3/15/18	400,000	b	400,444
JM Smucker,
Gtd. Notes	2.50	3/15/20	500,000	b	499,629
Kellogg,
Sr. Unscd. Notes	4.15	11/15/19	400,000		428,000
Kellogg,
Sr. Unscd. Notes, Ser. B	7.45	4/1/31	340,000		436,384
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	500,000		465,017
Kraft Foods Group,
Gtd. Notes	2.25	6/5/17	490,000		496,502
Kraft Foods Group,
Gtd. Notes	3.50	6/6/22	490,000		497,619
Kraft Foods Group,
Gtd. Notes	5.00	6/4/42	400,000		409,269
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		1,039,502
Mondelez International,
Sr. Unscd. Notes	4.00	2/1/24	1,000,000	c	1,038,041
Mondelez International,
Sr. Unscd. Notes	6.50	2/9/40	253,000		322,230
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000		1,091,195
PepsiCo,
Sr. Unscd. Notes	3.50	7/17/25	500,000		508,447
PepsiCo,
Sr. Unscd. Notes	4.88	11/1/40	500,000		539,469
PepsiCo,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,192,076
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		652,499
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000		842,217
Procter & Gamble,
Sr. Unscd. Bonds	6.45	1/15/26	1,546,000		1,968,662
Reynolds American,
Gtd. Notes	2.30	6/12/18	510,000		514,881
Reynolds American,
Gtd. Notes	4.85	9/15/23	650,000		691,706
Reynolds American,
Gtd. Notes	5.70	8/15/35	240,000	c	254,434
Reynolds American,
Gtd. Bonds	5.85	8/15/45	510,000		550,379
Sysco,
Gtd. Notes	5.38	9/21/35	350,000		404,192
Tyson Foods,
Gtd. Bonds	5.15	8/15/44	500,000		521,190
					29,626,648
Energy--2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	3.45	7/15/24	1,000,000	c	978,957

Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000		367,355
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000		169,021
Apache,
Sr. Unscd. Notes	4.75	4/15/43	1,000,000		918,410
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000		396,405
BP Capital Markets,
Gtd. Notes	1.85	5/5/17	1,250,000		1,262,795
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000		760,573
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000		1,209,133
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000		249,564
Cameron International,
Sr. Unscd. Notes	1.40	6/15/17	500,000		496,591
Cameron International,
Sr. Unscd. Notes	5.13	12/15/43	175,000		163,836
Canadian Natural Resources,
Sr. Unscd. Notes	3.90	2/1/25	500,000		487,332
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000		468,776
Cenovus Energy,
Sr. Unscd. Notes	3.80	9/15/23	1,000,000		980,908
Chevron,
Sr. Unscd. Notes	1.72	6/24/18	1,000,000		1,006,368
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000	c	403,816
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000		474,003
ConocoPhillips,
Gtd. Notes	2.40	12/15/22	1,000,000		945,608
ConocoPhillips,
Gtd. Notes	4.15	11/15/34	750,000		736,780
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000		1,246,846
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		160,993
Continental Resources,
Gtd. Notes	3.80	6/1/24	500,000		440,977
Continental Resources,
Gtd. Notes	4.50	4/15/23	500,000		465,034
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000		675,299
Devon Financing,
Gtd. Notes	7.88	9/30/31	275,000		354,760
Enable Midstream Partners,
Gtd. Notes	5.00	5/15/44	500,000	b	414,239
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	720,000		684,384
Encana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000		697,409
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000		932,627

Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	500,000		500,397
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		435,571
Energy Transfer Partners,
Sr. Unscd. Notes	6.13	12/15/45	1,000,000		1,010,143
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000		586,310
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000		666,271
Enterprise Products Operating,
Gtd. Notes	4.90	5/15/46	1,000,000		943,084
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,000,000		1,096,837
Enterprise Products Partners,
Gtd. Notes	3.70	2/15/26	200,000		194,076
EOG Resources,
Sr. Unscd. Notes	3.90	4/1/35	750,000		712,832
Halliburton,
Sr. Unscd. Bonds	6.15	9/15/19	1,200,000		1,379,767
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000		219,539
Hess,
Sr. Unscd. Bonds	8.13	2/15/19	1,200,000		1,417,495
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000		720,263
Kinder Morgan,
Gtd. Notes	5.30	12/1/34	1,000,000		930,456
Kinder Morgan Energy Partners,
Gtd. Notes	3.50	9/1/23	500,000		459,860
Kinder Morgan Energy Partners,
Gtd. Notes	4.15	3/1/22	1,000,000		983,131
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	300,000		256,355
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/31	350,000		383,293
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000		548,814
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	550,000		621,933
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	500,000		466,687
Nabors Industries,
Gtd. Notes	2.35	9/15/16	450,000		449,443
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000		143,237
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	1,000,000	c	974,966
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000		557,826
Noble Holding International,
Gtd. Notes	3.95	3/15/22	1,000,000		865,554
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000		1,820,343
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000		505,371

ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000		570,020
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000		62,224
Petrobras Global Finance,
Gtd. Notes	2.00	5/20/16	550,000		543,796
Petrobras Global Finance,
Gtd. Notes	3.00	1/15/19	500,000		455,000
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	2,500,000		2,333,650
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	500,000		373,150
Petrobras Global Finance,
Gtd. Notes	5.88	3/1/18	625,000		629,062
Petrobras Global Finance,
Gtd. Notes	7.25	3/17/44	500,000	c	441,285
Phillips 66,
Gtd. Notes	2.95	5/1/17	590,000		604,735
Phillips 66,
Gtd. Notes	4.88	11/15/44	202,000		195,863
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	1,000,000		998,685
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	750,000		741,767
Plains All American Pipeline,
Sr. Unscd. Notes	6.13	1/15/17	525,000		559,462
Pride International,
Gtd. Notes	6.88	8/15/20	1,000,000		1,121,644
Regency Energy Partners,
Gtd. Notes	4.50	11/1/23	750,000		714,105
Shell International Finance,
Gtd. Notes	3.25	5/11/25	560,000		554,309
Shell International Finance,
Gtd. Notes	4.13	5/11/35	260,000		258,672
Shell International Finance,
Gtd. Notes	4.30	9/22/19	1,600,000		1,747,546
Shell International Finance,
Gtd. Notes	4.38	5/11/45	620,000		621,855
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000		642,786
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	500,000		490,744
Spectra Energy Capital,
Gtd. Notes	8.00	10/1/19	225,000		266,369
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	400,000		431,206
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000		960,409
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000		1,788,371
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000		1,165,835
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	200,000		187,702
Sunoco Logistics Partners
Operations, Gtd. Notes	4.95	1/15/43	200,000		172,506

Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	191,294
Tennessee Gas Pipeline,
Gtd. Debs.	7.00	10/15/28	390,000	461,390
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/37	70,000	82,966
Total Capital,
Gtd. Notes	2.13	8/10/18	1,500,000	1,521,072
Total Capital,
Gtd. Notes	4.45	6/24/20	1,400,000	1,544,325
Total Capital International,
Gtd. Notes	2.75	6/19/21	500,000	504,714
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000	352,374
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000	506,579
TransCanada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	221,569
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	85,539
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	882,264
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/37	615,000	704,475
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	208,826
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000	882,624
Williams Companies,
Sr. Unscd. Notes	4.55	6/24/24	500,000	474,087
Williams Partners,
Sr. Unscd. Notes	4.00	9/15/25	100,000	93,063
Williams Partners,
Sr. Unscd. Notes	4.13	11/15/20	1,000,000	1,036,396
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	806,993
XTO Energy,
Gtd. Notes	6.75	8/1/37	625,000	892,842
				69,484,803
Financial--8.3%
Abbey National Treasury Service,
Gtd. Notes	2.38	3/16/20	750,000	753,626
Abbey National Treasury Service,
Gtd. Notes	3.05	8/23/18	800,000	830,367
Ace Ina Holdings,
Gtd. Notes	3.35	5/15/24	250,000	248,857
AEP Texas Central Transition
Funding II, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	217,533	229,858
Affiliated Managers Group,
Sr. Unscd. Notes	3.50	8/1/25	500,000	483,649
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000	610,448
Air Lease,
Sr. Unscd. Notes	2.13	1/15/18	500,000	496,165
Air Lease,

Sr. Unscd. Notes	3.38	1/15/19	350,000		357,875
Air Lease,
Sr. Unscd. Notes	3.75	2/1/22	100,000		100,303
Alexandria Real Estate Equities,
Gtd. Notes	2.75	1/15/20	1,000,000		991,378
Allstate,
Sub. Notes	5.75	8/15/53	300,000	a	314,062
American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,750,000		1,741,094
American Express,
Sub. Notes	3.63	12/5/24	1,000,000		985,697
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000		765,077
American Express,
Sr. Unscd. Notes	7.00	3/19/18	500,000		566,558
American Express Credit,
Sr. Unscd. Notes	1.55	9/22/17	500,000		501,380
American Express Credit,
Sr. Unscd. Notes	2.25	8/15/19	750,000		752,615
American Honda Finance,
Sr. Unscd. Bonds, Ser. A	2.15	3/13/20	750,000		750,910
American International Group,
Sr. Unscd. Notes	4.80	7/10/45	100,000		100,490
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	1,400,000		1,549,507
American International Group,
Sr. Unscd. Notes	6.25	5/1/36	750,000		900,684
American Tower,
Sr. Unscd. Notes	3.40	2/15/19	580,000		593,708
AON,
Gtd. Notes	4.60	6/14/44	1,000,000		966,887
Australia & New Zealand Banking
Group of New York, Sr. Unscd.
Bonds	1.25	6/13/17	1,000,000		1,001,466
AvalonBay Communities,
Sr. Unscd. Notes	4.20	12/15/23	750,000		792,620
AXA,
Sub. Bonds	8.60	12/15/30	165,000		222,337
Bank of America,
Sr. Unscd. Notes	1.13	11/14/16	250,000		250,152
Bank of America,
Sr. Unscd. Notes	1.25	2/14/17	1,500,000		1,499,400
Bank of America,
Sr. Unscd. Notes, Ser. L	1.35	11/21/16	250,000		249,796
Bank of America,
Sr. Unscd. Notes, Ser. L	1.95	5/12/18	1,000,000		999,776
Bank of America,
Sr. Unscd. Notes, Ser. L	2.25	4/21/20	240,000		236,712
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	400,000		405,163
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000		987,359
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	900,000		874,562
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	1,000,000		1,036,503

Bank of America,
Sub. Notes	4.20	8/26/24	800,000	804,783
Bank of America,
Sub. Notes, Ser. L	4.75	4/21/45	500,000	477,635
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000	528,706
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000	604,062
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000	901,706
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000	1,056,345
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,818,077
Bank of America,
Sub. Notes	7.80	9/15/16	235,000	251,520
Bank of Montreal,
Sr. Unscd. Notes	2.50	1/11/17	1,000,000	1,020,530
Bank of Nova Scotia,
Sr. Unscd. Notes	1.10	12/13/16	750,000	751,349
Bank of Nova Scotia,
Sr. Unscd. Notes	1.30	7/21/17	1,000,000	1,003,370
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,509,472
Barclays,
Sr. Unscd. Notes	3.65	3/16/25	750,000	720,730
BB&T,
Sr. Unscd. Notes	2.45	1/15/20	1,000,000	1,006,186
BB&T,
Sub. Notes	4.90	6/30/17	150,000	158,296
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	527,944
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	1,770,000	1,998,760
Berkshire Hathaway,
Sr. Unscd. Notes	2.10	8/14/19	1,000,000	1,009,149
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000	810,627
Blackrock,
Sr. Unscd. Notes	3.50	3/18/24	500,000	509,698
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	559,587
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,566,362
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,000,000	1,136,976
BPCE,
Gtd. Notes	2.50	7/15/19	1,000,000	1,012,046
BPCE,
Gtd. Debs.	4.00	4/15/24	200,000	205,610
Branch Banking & Trust,
Sr. Unscd. Notes	1.35	10/1/17	500,000	499,428
Branch Banking & Trust,
Sr. Unscd. Notes	1.45	10/3/16	750,000	754,729
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/25	500,000	493,473

Capital One Bank USA,
Sr. Unscd. Notes	1.15	11/21/16	500,000		498,500
Capital One Bank USA,
Sr. Unscd. Notes	1.20	2/13/17	750,000		745,380
Capital One Financial,
Sr. Unscd. Notes	2.45	4/24/19	1,000,000		1,000,663
Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/21	730,000		787,840
CBL & Associates,
Gtd. Notes	5.25	12/1/23	200,000		207,610
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000		667,076
Citigroup,
Sr. Unscd. Bonds	1.30	11/15/16	400,000		400,166
Citigroup,
Sr. Unscd. Notes	3.75	6/16/24	1,000,000		1,004,843
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	400,000		410,643
Citigroup,
Sub. Notes	4.05	7/30/22	1,750,000		1,800,615
Citigroup,
Sr. Unscd. Notes	4.95	11/7/43	1,000,000		1,059,731
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	300,000		336,591
Citigroup,
Sub. Notes	5.50	9/13/25	500,000		548,441
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,135,000		2,340,398
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000		124,943
Citigroup,
Sr. Unscd. Notes	8.50	5/22/19	760,000		927,527
Citizens Bank,
Sr. Unscd. Notes	2.45	12/4/19	1,000,000		999,494
CME Group,
Sr. Unscd. Notes	3.00	3/15/25	500,000		489,403
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000		105,337
Comerica,
Sub. Notes	3.80	7/22/26	1,000,000		985,056
Commonwealth Bank of Australia,
Sr. Unscd. Bonds	1.40	9/8/17	500,000		501,308
Commonwealth Bank of Australia,
Unscd. Notes	2.50	9/20/18	650,000		664,946
Credit Suisse,
Sr. Unscd. Notes	3.63	9/9/24	500,000		501,347
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	1,000,000		1,093,916
Credit Suisse,
Sub. Notes	6.00	2/15/18	1,000,000		1,095,634
Credit Suisse Group Funding,
Gtd. Notes	4.88	5/15/45	280,000	b	278,104
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		298,350
DDR,
Sr. Unscd. Notes	3.38	5/15/23	1,000,000		964,485

Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	750,000	756,050
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	916,698
Deutsche Bank,
Sub. Notes	4.50	4/1/25	1,000,000	971,761
Discover Bank,
Sr. Unscd. Bonds	2.00	2/21/18	500,000	496,177
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	800,000	796,250
Duke Realty,
Sr. Unscd. Notes	3.75	12/1/24	750,000	737,885
ERP Operating,
Sr. Unscd. Notes	2.38	7/1/19	1,000,000	1,005,747
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	99,059
Federal Realty Investment Trust,
Sr. Unscd. Notes	4.50	12/1/44	750,000	757,865
Fidelity National Information
Services, Gtd. Notes	2.00	4/15/18	500,000	498,554
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	1,000,000	1,015,754
First American Financial,
Sr. Unscd. Notes	4.60	11/15/24	500,000	508,345
First Republic Bank,
Sr. Unscd. Bonds	2.38	6/17/19	500,000	500,276
First Tennessee Bank,
Sr. Unscd. Notes	2.95	12/1/19	500,000	502,137
Fiserv,
Gtd. Notes	4.63	10/1/20	400,000	434,180
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000	504,064
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	1,250,000	1,292,299
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	971,000	1,178,185
General Electric Capital,
Gtd. Notes	1.25	5/15/17	1,225,000	1,228,616
General Electric Capital,
Gtd. Bonds	2.20	1/9/20	500,000	501,026
General Electric Capital,
Gtd. Notes	2.30	4/27/17	1,000,000	1,019,292
General Electric Capital,
Gtd. Notes	3.10	1/9/23	1,000,000	1,005,331
General Electric Capital,
Gtd. Notes	4.65	10/17/21	1,400,000	1,547,157
General Electric Capital,
Gtd. Notes	5.55	5/4/20	500,000	571,237
General Electric Capital,
Gtd. Bonds	5.63	9/15/17	1,000,000	1,089,370
General Electric Capital,
Gtd. Notes	5.63	5/1/18	1,335,000	1,474,665
General Electric Capital,
Gtd. Notes	5.88	1/14/38	1,000,000	1,229,036
General Electric Capital,
Gtd. Notes	6.75	3/15/32	2,000,000	2,658,238

General Motors Financial,
Gtd. Notes	3.20	7/13/20	500,000	494,809
General Motors Financial,
Gtd. Notes	4.30	7/13/25	500,000	494,422
General Motors Financial,
Gtd. Notes	4.38	9/25/21	500,000	513,163
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,000,000	1,006,561
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/20	500,000	500,173
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	1,010,337
Goldman Sachs Group,
Sr. Unscd. Notes	3.75	5/22/25	1,000,000	998,536
Goldman Sachs Group,
Sub. Notes	5.15	5/22/45	750,000	745,765
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	1,000,000	1,116,891
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	1,000,000	1,098,610
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	572,254
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	754,223
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	207,711
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	1,000,000	1,203,008
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	1,500,000	1,800,603
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,178,128
HCP,
Sr. Unscd. Notes	4.20	3/1/24	750,000	760,302
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	404,598
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	750,000	754,641
Health Care REIT,
Sr. Unscd. Notes	4.95	1/15/21	600,000	655,624
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	569,999
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000	509,763
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,671,320
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,623,595
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	668,544
Industrial & Commercial Bank of
China, Sr. Unscd. Notes	2.35	11/13/17	500,000	503,738
Intercontinental Exchange,
Gtd. Notes	4.00	10/15/23	350,000	365,920
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000	434,346

Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	259,325
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000	510,861
Jefferies Group,
Sr. Unscd. Notes	6.45	6/8/27	35,000	38,558
John Deere Capital,
Sr. Unscd. Notes	1.13	6/12/17	115,000	114,971
John Deere Capital,
Sr. Unscd. Notes	1.35	1/16/18	400,000	400,238
John Deere Capital,
Sr. Unscd. Notes	1.55	12/15/17	750,000	753,417
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	1,949,385
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.13	1/23/25	1,500,000	1,443,732
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,528,735
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	993,296
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	1,000,000	989,557
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.85	2/1/44	1,150,000	1,216,350
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	500,000	549,320
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,715,451
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	821,471
JPMorgan Chase Bank,
Sub. Notes	6.00	10/1/17	150,000	163,191
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	129,254
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	241,302
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000	252,360
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	262,929
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	400,000	424,655
Leucadia National,
Sr. Unscd. Notes	6.63	10/23/43	400,000	385,401
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	500,000	507,645
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	575,000	677,650
Lloyds Bank,
Gtd. Notes	1.75	3/16/18	500,000	500,536
Lloyds Bank,
Gtd. Notes	2.35	9/5/19	500,000	502,439
Lloyds Bank,
Gtd. Notes	2.40	3/17/20	500,000	501,030
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000	239,525

Manufacturers & Traders Trust Co.,
Sr. Unscd. Notes	2.10	2/6/20	500,000		495,703
Marsh & McLennan Cos.,
Sr. Unscd. Notes	2.35	3/6/20	500,000		500,385
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000		321,296
Mastercard,
Sr. Unscd. Notes	2.00	4/1/19	500,000		504,190
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000		2,979,515
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		171,546
MetLife,
Sr. Unscd. Notes	1.90	12/15/17	1,000,000	a	1,008,061
MetLife,
Sr. Unscd. Notes	3.60	4/10/24	250,000		252,243
MetLife,
Sr. Unscd. Notes	4.05	3/1/45	750,000		706,274
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	700,000		874,842
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000		416,432
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000		510,446
Morgan Stanley,
Sub. Notes	3.95	4/23/27	1,000,000		957,688
Morgan Stanley,
Sr. Unscd. Bonds	4.00	7/23/25	500,000		510,424
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000		1,016,916
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000		1,161,527
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	1,000,000		1,119,169
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	875,000		921,587
Morgan Stanley,
Sr. Unscd. Notes	6.38	7/24/42	700,000		879,320
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	1,200,000		1,344,672
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000		394,561
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000		1,529,986
MUFG Americas Holdings Corp.,
Sr. Unscd. Notes	1.63	2/9/18	500,000		498,801
MUFG Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000		508,789
Nasdaq OMX Group,
Sr. Unscd. Notes	4.25	6/1/24	500,000		507,541
National City,
Sub. Notes	6.88	5/15/19	600,000		693,755
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	500,000		500,423
National Rural Utilities
Cooperative Finance, Coll.

Trust Bonds	5.45	2/1/18	1,100,000	1,201,037
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	700,000	822,692
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000	879,342
Omega Healthcare Investors,
Gtd. Notes	4.50	1/15/25	300,000	297,300
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000	177,998
PNC Bank,
Sr. Unscd. Notes	1.30	10/3/16	1,250,000	1,253,569
PNC Bank,
Sub. Notes	3.80	7/25/23	1,000,000	1,031,095
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	268,007
ProAssurance,
Sr. Unscd. Notes	5.30	11/15/23	350,000	375,985
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	500,000	512,431
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	128,837
ProLogis,
Gtd. Notes	6.88	3/15/20	505,000	582,883
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	1,250,000	1,235,046
Rabobank Nederland,
Gtd. Notes	3.38	1/19/17	2,250,000	2,321,230
Rabobank Nederland,
Gtd. Notes	3.95	11/9/22	1,000,000	1,002,088
Realty Income,
Sr. Unscd. Notes	2.00	1/31/18	200,000	201,659
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000	504,669
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	104,969
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	215,577
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000	373,982
Royal Bank of Canada,
Sr. Unscd. Notes	1.20	1/23/17	110,000	110,375
Royal Bank of Canada,
Sr. Unscd. Bonds	1.25	6/16/17	500,000	500,054
Royal Bank of Canada,
Sr. Unscd. Notes	1.40	10/13/17	1,000,000	999,286
Royal Bank of Canada,
Sr. Unscd. Notes	1.80	7/30/18	250,000	250,612
Royal Bank of Canada,
Sr. Unscd. Bonds	2.15	3/6/20	750,000	750,525
Santander Bank,
Sr. Unscd. Notes	2.00	1/12/18	500,000	499,952
Simon Property Group,
Sr. Unscd. Notes	2.20	2/1/19	500,000	505,433
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	1,000,000	1,314,472
State Street,

Sr. Unscd. Notes	3.70	11/20/23	250,000	259,987
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	222,030
Sumitomo Mitsui Banking,
Gtd. Notes	1.35	7/11/17	500,000	498,909
Sumitomo Mitsui Banking,
Gtd. Notes	1.50	1/18/18	390,000	388,523
Sumitomo Mitsui Banking,
Gtd. Notes	3.00	1/18/23	290,000	287,921
Sumitomo Mitsui Banking,
Gtd. Notes	3.40	7/11/24	500,000	506,316
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000	479,077
SunTrust Banks,
Sr. Unscd. Notes	2.35	11/1/18	500,000	503,017
Svenska Handelsbanken,
Gtd. Bonds	2.25	6/17/19	1,000,000	1,009,183
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/24	1,000,000	997,823
Tanger Properties,
Sr. Unscd. Notes	3.75	12/1/24	500,000	500,044
TD Ameritrade Holding,
Sr. Unscd. Notes	2.95	4/1/22	500,000	499,871
Toronto-Dominion Bank,
Sr. Unscd. Notes	1.63	3/13/18	1,000,000	1,003,369
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000	770,107
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	500,000	501,143
Toyota Motor Credit,
Sr. Unscd. Notes	1.45	1/12/18	500,000	500,589
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	500,000	499,367
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000	987,535
Travelers Cos.,
Sr. Unscd. Notes	3.90	11/1/20	1,000,000	1,078,672
Travelers Cos.,
Sr. Unscd. Notes	5.90	6/2/19	1,000,000	1,142,416
UBS AG/Stamford,
Sr. Unscd. Notes	1.38	8/14/17	500,000	498,487
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	293,000	326,811
UBS AG/Stamford,
Sr. Unscd. Notes	5.75	4/25/18	320,000	353,285
UBS AG/Stamford,
Sub. Notes	5.88	7/15/16	75,000	78,083
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	442,000	484,932
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000	507,002
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	325,952
US Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000	1,417,144
US Bank,

Sr. Unscd. Notes	1.10	1/30/17	1,000,000		1,002,405
Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000		999,892
Voya Financial,
Gtd. Notes	5.50	7/15/22	750,000		850,728
Wachovia,
Sr. Unscd. Notes	5.75	6/15/17	1,850,000		2,006,079
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000		1,210,613
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/22	250,000		245,476
Wells Fargo & Co.,
Sr. Unscd. Notes	1.15	6/2/17	950,000		948,548
Wells Fargo & Co.,
Sr. Unscd. Notes	1.50	1/16/18	500,000		500,468
Wells Fargo & Co.,
Sr. Unscd. Notes	2.15	1/15/19	1,250,000		1,261,145
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	2/19/25	980,000		944,001
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000		499,196
Wells Fargo & Co.,
Sub. Notes	4.10	6/3/26	500,000		503,434
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	1,000,000		976,190
Wells Fargo & Co.,
Sub. Notes	5.38	11/2/43	500,000		541,832
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	840,000		920,563
Westpac Banking,
Sub. Bonds	4.63	6/1/18	500,000		533,389
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	700,000		776,922
Weyerhaeuser,
Sr. Unscd. Notes	7.38	3/15/32	500,000		636,527
XLIT,
Gtd. Notes	6.38	11/15/24	1,400,000		1,658,682
					208,018,848
Foreign/Governmental--4.8%
African Development Bank,
Sr. Unscd. Notes	0.75	10/18/16	330,000		330,783
African Development Bank,
Sr. Unscd. Notes	1.38	2/12/20	500,000		495,650
African Development Bank,
Sr. Unscd. Notes	2.38	9/23/21	1,000,000		1,024,091
AID-Israel,
Gtd. Bonds	5.50	9/18/23	450,000		549,066
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000		1,787,782
Asian Development Bank,
Sr. Unscd. Notes	2.00	1/22/25	1,000,000		971,152
Asian Development Bank,
Sr. Unscd. Bonds	2.13	3/19/25	500,000		490,349
Brazilian Government,
Sr. Unscd. Notes	4.25	1/7/25	1,000,000	c	944,750
Brazilian Government,

Sr. Unscd. Bonds	4.88	1/22/21	500,000	517,250
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000	604,500
Brazilian Government,
Sr. Unscd. Notes	5.88	1/15/19	1,000,000	1,100,000
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	770,000	819,087
Brazilian Government,
Sr. Unscd. Bonds	8.88	4/15/24	250,000	323,125
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000	717,500
Canadian Government,
Sr. Unscd. Bonds	1.63	2/27/19	1,000,000	1,011,339
Chilean Government,
Sr. Unscd. Notes	3.13	3/27/25	1,000,000	1,010,000
Colombian Government,
Sr. Unscd. Bonds	4.00	2/26/24	1,000,000	998,500
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000	542,500
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	1,500,000	1,744,500
Colombian Government,
Sr. Unscd. Bonds	8.13	5/21/24	500,000	638,750
Corporacion Andina de Fomento,
Sr. Unscd. Notes	8.13	6/4/19	1,000,000	1,223,858
Council of Europe Development
Bank, Sr. Unscd. Notes	1.50	6/19/17	1,000,000	1,012,559
Council of Europe Development
Bank, Sr. Unscd. Notes	1.75	11/14/19	500,000	504,380
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	1,000,000	1,046,780
European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.00	2/16/17	2,000,000	2,013,134
European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.75	6/14/19	500,000	505,364
European Investment Bank,
Sr. Unscd. Bonds	1.00	8/17/17	2,000,000	2,006,546
European Investment Bank,
Sr. Unscd. Notes	1.00	12/15/17	1,000,000	1,000,544
European Investment Bank,
Sr. Unscd. Notes	1.25	5/15/18	750,000	753,438
European Investment Bank,
Sr. Unscd. Notes	1.75	3/15/17	1,250,000	1,271,122
European Investment Bank,
Sr. Unscd. Notes	1.75	6/17/19	1,500,000	1,516,668
European Investment Bank,
Sr. Unscd. Notes	1.88	3/15/19	1,000,000	1,017,624
European Investment Bank,
Sr. Unscd. Debs.	2.88	9/15/20	2,000,000	2,111,214
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000	3,990,080
Export Development Canada,
Sr. Unscd. Notes	0.63	12/15/16	500,000	500,423
Export Development Canada,

Sr. Unscd. Bonds	1.75	8/19/19	400,000		404,569
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000		1,030,072
Export-Import Bank of Korea,
Sr. Unscd. Bonds	4.00	1/14/24	1,500,000		1,602,853
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		33,923
FMS Wertmanagement,
Gov't Gtd. Notes	1.13	10/14/16	1,000,000		1,006,906
FMS Wertmanagement,
Gov't Gtd. Notes	1.75	3/17/20	750,000		753,813
Inter-American Development Bank,
Notes	0.88	11/15/16	1,000,000		1,003,991
Inter-American Development Bank,
Sr. Unscd. Notes	1.75	10/15/19	1,000,000		1,011,677
Inter-American Development Bank,
Sr. Unscd. Notes	3.88	9/17/19	2,000,000		2,183,848
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000		590,159
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	1/24/44	500,000		598,426
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		157,655
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	1.00	11/15/17	2,540,000	c	2,543,536
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	0.63	5/2/17	1,500,000		1,495,863
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.13	7/18/17	500,000		504,381
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.38	4/10/18	500,000		505,572
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	1.88	3/15/19	500,000		510,287
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	7.63	1/19/23	700,000		962,786
International Finance,
Sr. Unscd. Notes	0.63	11/15/16	500,000		499,844
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000		2,156,866
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000		161,892
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000		1,553,463
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000		766,776
KFW,
Gov't Gtd. Notes	0.75	3/17/17	1,500,000		1,501,140
KFW,
Gov't Gtd. Notes	1.00	1/26/18	500,000		500,240
KFW,

Gov't Gtd. Notes	1.75	10/15/19	1,000,000	1,008,988
KFW,
Gov't Gtd. Notes	2.00	5/2/25	1,100,000	1,063,978
KFW,
Gov't Gtd. Bonds	2.50	11/20/24	500,000	506,279
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000	2,762,857
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	3,600,000	3,947,519
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000	1,315,552
KFW,
Gov't Gtd. Notes	4.88	6/17/19	1,000,000	1,128,812
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	1,250,000	1,300,762
Korea Finance,
Sr. Unscd. Notes	2.88	8/22/18	500,000	512,668
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	1.88	9/17/18	1,000,000	1,020,625
Landwirtschaftliche Rentenbank,
Gtd. Notes	2.38	6/10/25	500,000	499,013
Landwirtschaftliche Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	950,000	1,012,251
Mexican Government,
Sr. Unscd. Notes	3.60	1/30/25	250,000	248,750
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/22	500,000	508,000
Mexican Government,
Sr. Unscd. Notes	4.00	10/2/23	750,000	774,375
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	1,000,000	946,250
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	850,000	921,187
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,950,000	2,188,875
Mexican Government,
Sr. Unscd. Notes	6.75	9/27/34	1,340,000	1,698,450
Nordic Investment Bank,
Sr. Unscd. Notes	1.13	3/19/18	750,000	752,120
OeKB,
Gov't Gtd. Notes	1.63	3/12/19	500,000	504,143
Panamanian Government,
Sr. Unscd. Bonds	3.75	3/16/25	500,000	500,000
Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000	220,700
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000	878,500
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000	1,089,675
Peruvian Government,
Sr. Unscd. Bonds	7.35	7/21/25	1,000,000	1,305,000
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	1,000,000	1,029,900
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000	465,000
Petroleos Mexicanos,

Gtd. Notes	5.50	6/27/44	1,000,000	b	930,000
Petroleos Mexicanos,
Gtd. Notes	5.63	1/23/46	750,000	b	709,538
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		560,625
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	1,000,000		1,075,000
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000		588,750
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000		472,500
Philippine Government,
Sr. Unscd. Bonds	9.38	1/18/17	400,000		447,500
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000		1,307,000
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,287,000
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,567,370
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,683,813
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,224,467
Province of Manitoba Canada,
Unscd. Debs., Ser. CB	8.80	1/15/20	10,000		12,735
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/21	450,000		606,474
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,507,485
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000		1,055,521
Province of Quebec Canada,
Unscd. Notes	5.13	11/14/16	725,000		765,812
Province of Quebec Canada,
Debentures, Ser. NJ	7.50	7/15/23	200,000		267,713
Province of Quebec Canada,
Sr. Unscd. Notes, Ser. PD	7.50	9/15/29	550,000		802,756
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,185,800
South African Government,
Sr. Unscd. Notes	4.67	1/17/24	1,000,000		1,027,500
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	1,100,000		1,259,500
Swedish Export Credit,
Sr. Unscd. Notes	1.88	6/17/19	400,000		405,496
Turkish Government,
Sr. Unscd. Notes	3.25	3/23/23	800,000		738,840
Turkish Government,
Sr. Unscd. Bonds	4.25	4/14/26	1,450,000		1,375,688
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	1,000,000		903,750
Turkish Government,
Unscd. Notes	6.63	2/17/45	900,000	c	1,031,175
Turkish Government,
Sr. Unscd. Notes	7.00	9/26/16	200,000		213,094

Turkish Government,
Sr. Unscd. Notes	7.00	3/11/19	500,000		562,025
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	600,000		770,250
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000		793,125
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		401,625
					119,785,102
Health Care--2.4%
Abbott Laboratories,
Sr. Unscd. Notes	4.13	5/27/20	500,000		547,363
Abbvie,
Sr. Unscd. Notes	1.80	5/14/18	1,140,000		1,137,656
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	1,500,000		1,457,706
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	170,000		167,819
AbbVie,
Sr. Unscd. Notes	4.40	11/6/42	1,000,000		943,790
Actavis Funding SCS,
Gtd. Notes	1.85	3/1/17	750,000		752,164
Actavis Funding SCS,
Gtd. Notes	3.00	3/12/20	795,000		792,982
Actavis Funding SCS,
Gtd. Notes	3.45	3/15/22	750,000		738,847
Actavis Funding SCS,
Gtd. Notes	4.75	3/15/45	750,000		709,889
Actavis Funding SCS,
Gtd. Notes	4.85	6/15/44	500,000		482,647
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	1,000,000		1,055,853
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	500,000		502,047
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		368,330
AmerisourceBergen,
Sr. Unscd. Notes	1.15	5/15/17	650,000		647,108
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000		2,118,316
Amgen,
Sr. Unscd. Notes	4.40	5/1/45	410,000		383,355
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	600,000		629,312
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000		432,036
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	750,000		751,785
Anthem,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000		1,658,926
Anthem,
Sr. Unscd. Notes	5.88	6/15/17	65,000		69,981
AstraZeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		676,110
Baxalta,
Sr. Unscd. Notes	2.88	6/23/20	240,000	b	240,156

Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,000,000		997,896
Becton Dickinson,
Sr. Unscd. Notes	3.88	5/15/24	650,000		663,818
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	950,000		1,072,648
Bristol-Myers Squibb,
Sr. Unscd. Notes	2.00	8/1/22	750,000		713,534
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000		599,747
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	500,000		492,726
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000	c	295,152
Celgene,
Sr. Unscd. Notes	2.25	5/15/19	500,000		501,581
Celgene,
Sr. Unscd. Notes	4.00	8/15/23	750,000		772,419
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000		2,036,787
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		647,551
Dignity Health,
Unscd. Bonds	2.64	11/1/19	1,000,000		1,014,048
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		915,275
Gilead Sciences,
Sr. Unscd. Notes	3.05	12/1/16	1,500,000		1,537,784
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/21	1,000,000		1,095,331
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/44	500,000		516,642
GlaxoSmithKline Capital,
Gtd. Notes	2.80	3/18/23	628,000		618,659
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		823,551
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000		196,893
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		609,804
Keysight Technologies,
Gtd. Notes	3.30	10/30/19	1,000,000	b	999,635
McKesson,
Sr. Unscd. Notes	4.75	3/1/21	500,000		551,273
McKesson,
Sr. Unscd. Notes	4.88	3/15/44	500,000		503,397
Medco Health Solutions,
Gtd. Notes	7.13	3/15/18	1,500,000		1,701,894
Medtronic,
Gtd. Notes	3.50	3/15/25	1,050,000	b	1,049,334
Medtronic,
Gtd. Notes	4.63	3/15/44	1,000,000		1,038,546
Medtronic,
Gtd. Notes	4.63	3/15/45	1,000,000	b	1,014,160
Memorial Sloan-Kettering,
Sr. Unscd. Notes, Ser. 2015	4.20	7/1/55	500,000		471,170

Merck & Co.,
Sr. Unscd. Notes	1.30	5/18/18	914,000		911,073
Merck & Co.,
Sr. Unscd. Notes	2.75	2/10/25	500,000		479,192
Merck & Co.,
Sr. Unscd. Notes	3.70	2/10/45	350,000	c	321,586
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	a	906,163
Merck Sharp & Dohme,
Gtd. Debs.	6.40	3/1/28	150,000		195,033
Mylan,
Gtd. Notes	1.35	11/29/16	300,000		298,097
Mylan,
Gtd. Notes	5.40	11/29/43	300,000		317,208
Novartis Capital,
Gtd. Notes	4.40	5/6/44	940,000		997,092
Perrigo,
Gtd. Notes	1.30	11/8/16	1,000,000		994,420
Perrigo,
Sr. Unscd. Notes	2.30	11/8/18	1,000,000		999,663
Pfizer,
Sr. Unscd. Notes	2.10	5/15/19	1,000,000		1,010,086
Pfizer,
Sr. Unscd. Notes	4.40	5/15/44	500,000		504,542
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	1,650,000		1,890,278
Quest Diagnostics,
Sr. Unscd. Notes	3.50	3/30/25	500,000		478,281
Quest Diagnostics,
Sr. Unscd. Notes	4.25	4/1/24	300,000		306,633
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	1,400,000		1,509,059
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000		494,381
Stryker,
Sr. Unscd. Bonds	4.38	5/15/44	500,000		495,134
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	5,000		5,729
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	500,000		487,922
Thermo Fisher Scientific,
Sr. Unscd. Notes	1.30	2/1/17	500,000		499,087
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000		537,479
UnitedHealth Group,
Sr. Unscd. Notes	2.88	12/15/21	350,000		349,397
Unitedhealth Group,
Sr. Unscd. Notes	3.75	7/15/25	330,000		336,723
Unitedhealth Group,
Sr. Unscd. Notes	4.75	7/15/45	280,000		293,575
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000		1,082,135
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000		242,804
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		257,681

Zimmer Biomet Holdings,
Sr. Unscd. Notes	2.00	4/1/18	500,000	499,888
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	500,000	483,876
Zimmer Biomet Holdings,
Sr. Unscd. Notes	4.25	8/15/35	500,000	473,586
Zoetis,
Sr. Unscd. Notes	1.88	2/1/18	500,000	497,907
				59,871,143
Industrial--1.5%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	926,339
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,288,642
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/44	750,000	747,628
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000	810,748
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	130,921
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	141,637
Canadian National Railway,
Sr. Unscd. Notes	6.71	7/15/36	950,000	1,279,466
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000	133,185
Canadian Pacific Railway,
Sr. Unscd. Notes	4.50	1/15/22	1,000,000	1,080,691
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000	2,279,095
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	500,000	504,614
Caterpillar,
Sr. Unscd. Notes	6.05	8/15/36	237,000	289,842
CSX,
Sr. Unscd. Notes	3.70	11/1/23	500,000	518,629
CSX,
Sr. Unscd. Notes	4.50	8/1/54	500,000	480,056
CSX,
Sr. Unscd. Notes	4.75	5/30/42	250,000	251,406
Eaton,
Gtd. Notes	1.50	11/2/17	500,000	499,044
Eaton,
Gtd. Notes	4.15	11/2/42	400,000	373,771
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000	256,436
FedEx,
Gtd. Notes	2.30	2/1/20	500,000	497,052
FedEx,
Gtd. Notes	4.00	1/15/24	750,000	781,193
FedEx,
Gtd. Notes	4.50	2/1/65	500,000	449,257
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	500,000	521,760
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,087,585

Honeywell International,
Sr. Unscd. Notes	5.30	3/15/17	1,000,000		1,069,714
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	1,000,000		946,544
Ingersoll-Rand Global Holding,
Gtd. Notes	2.88	1/15/19	225,000		228,664
Kansas City Southern Railway,
Gtd. Notes	4.95	8/15/45	300,000		305,123
Koninklijke Philips,
Sr. Unscd. Notes	5.75	3/11/18	500,000		545,129
L-3 Communications,
Gtd. Notes	1.50	5/28/17	750,000		743,812
L-3 Communications,
Gtd. Notes	3.95	11/15/16	1,000,000		1,028,625
Lockheed Martin,
Sr. Unscd. Bonds	3.60	3/1/35	500,000		474,661
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/42	1,000,000		941,710
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		571,614
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/24	300,000		309,625
Norfolk Southern,
Sr. Unscd. Bonds	4.84	10/1/41	1,200,000		1,241,316
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000		2,319
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	500,000		681,189
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000		201,667
Republic Services,
Gtd. Notes	3.80	5/15/18	1,000,000		1,052,485
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		916,045
Rockwell Automation,
Sr. Unscd. Notes	2.05	3/1/20	500,000		498,328
Ryder System,
Sr. Unscd. Notes	2.35	2/26/19	500,000		500,217
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000		391,371
Union Pacific,
Sr. Unscd. Notes	4.75	12/15/43	140,000		150,685
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000		356,838
United Airlines 2013-1 PTT,
Pass Thru Certs., Ser.A	4.30	2/15/27	976,901		1,003,766
United Airlines 2014-2 PTT,
Pass Thru Certs., Ser.A	3.75	3/3/28	300,000		297,750
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,648,755
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		541,620
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	14,401
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	2,100,000		2,120,072

United Technologies,
Sr. Unscd. Notes	4.50	6/1/42	380,000		382,056
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000		772,065
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		64,592
United Technologies,
Sr. Unscd. Notes	8.75	3/1/21	50,000		66,287
Waste Management,
Gtd. Notes	3.50	5/15/24	500,000		506,323
					36,904,365
Information Technology--1.2%
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000		495,133
Apple,
Sr. Unscd. Notes	1.05	5/5/17	500,000	c	501,323
Apple,
Sr. Unscd. Notes	2.00	5/6/20	510,000		509,342
Apple,
Sr. Unscd. Notes	2.40	5/3/23	500,000		478,087
Apple,
Sr. Unscd. Notes	2.85	5/6/21	800,000		812,234
Apple,
Sr. Unscd. Notes	3.20	5/13/25	510,000		508,219
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000		511,950
Apple,
Sr. Unscd. Notes	4.38	5/13/45	540,000		543,555
Apple,
Sr. Unscd. Notes	4.45	5/6/44	500,000		506,373
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000		509,362
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000		515,153
Baidu,
Sr. Unscd. Notes	2.75	6/9/19	750,000		750,884
eBay,
Sr. Unscd. Notes	4.00	7/15/42	700,000		556,889
EMC,
Sr. Unscd. Notes	1.88	6/1/18	1,000,000		1,001,342
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000		320,704
Hewlett-Packard,
Sr. Unscd. Notes	3.00	9/15/16	1,000,000		1,018,346
Hewlett-Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		611,986
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000		762,245
Intel,
Sr. Unscd. Notes	3.10	7/29/22	300,000		300,828
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,168,002
International Business Machines,
Sr. Unscd. Notes	1.25	2/6/17	1,000,000		1,005,881
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000	c	695,889

International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		656,000
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	425,000		552,089
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		377,314
Lender Processing Services,
Gtd. Notes	5.75	4/15/23	328,000		349,320
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	1,000,000		917,059
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000		1,090,943
Microsoft,
Sr. Unscd. Debs	5.20	6/1/39	688,000		786,608
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	1,000,000		1,012,580
Oracle,
Sr. Unscd. Notes	2.80	7/8/21	600,000		605,050
Oracle,
Sr. Unscd. Notes	3.40	7/8/24	1,250,000		1,259,945
Oracle,
Sr. Unscd. Notes	3.90	5/15/35	480,000		456,593
Oracle,
Sr. Unscd. Notes	4.38	5/15/55	680,000		640,590
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,337,136
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		166,718
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		637,873
Qualcomm,
Sr. Unscd. Notes	2.25	5/20/20	500,000	c	494,045
Qualcomm,
Sr. Unscd. Notes	3.45	5/20/25	360,000		341,325
Qualcomm,
Sr. Unscd. Notes	4.65	5/20/35	140,000		131,076
Qualcomm,
Sr. Unscd. Notes	4.80	5/20/45	210,000		190,132
Seagate HDD,
Gtd. Bonds	4.75	6/1/23	800,000		811,114
Texas Instruments,
Sr. Unscd. Notes	2.75	3/12/21	400,000		404,785
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000		508,929
					28,810,951
Materials--1.2%
Agrium,
Sr. Unscd. Debs.	5.25	1/15/45	500,000		513,728
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		492,163
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		972,244
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000		1,085,861
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000		455,586

BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		1,957,912
CF Industries,
Gtd. Notes	3.45	6/1/23	500,000		472,558
CF Industries,
Gtd. Notes	4.95	6/1/43	500,000		464,041
Cytec Industries,
Sr. Unscd. Notes	3.95	5/1/25	100,000		98,972
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	1,250,000		1,332,668
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,068,864
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		486,806
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		286,549
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000		627,570
Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/25	500,000		493,273
Freeport-McMoRan,
Sr. Unscd. Notes	3.10	3/15/20	1,500,000	c	1,376,250
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	600,000		444,000
Glencore Canada,
Gtd. Notes	5.50	6/15/17	165,000		173,249
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000		484,915
International Paper,
Sr. Unscd. Notes	4.80	6/15/44	600,000		562,309
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	1,200,000		1,222,216
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000		469,480
Methanex,
Sr. Unscd. Notes	4.25	12/1/24	500,000		497,375
Monsanto,
Sr. Unscd. Notes	2.13	7/15/19	1,000,000		993,954
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000		308,238
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000		913,029
Owens Corning,
Gtd. Notes	7.00	12/1/36	235,000	a	274,740
Potash Corp of Saskatchewan,
Sr. Unscd. Notes	3.63	3/15/24	500,000		505,282
Praxair,
Sr. Unscd. Notes	2.45	2/15/22	1,000,000		982,278
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		430,801
Rio Tinto Finance USA,
Gtd. Notes	3.50	11/2/20	600,000		622,035
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000		1,010,495
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	20,000		22,465

Rockwood Specialties Group,
Gtd. Notes	4.63	10/15/20	500,000		521,548
Sigma-Aldrich,
Sr. Unscd. Notes	3.38	11/1/20	500,000		521,596
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	1,000,000		852,360
Teck Resources,
Gtd. Notes	3.15	1/15/17	1,095,000		1,063,053
Teck Resources,
Gtd. Notes	4.75	1/15/22	500,000		420,560
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000		95,965
Vale Overseas,
Gtd. Notes	4.38	1/11/22	1,200,000	c	1,158,240
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000		536,883
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000		843,930
Valspar,
Sr. Unscd. Notes	3.95	1/15/26	500,000		503,341
					29,619,382
Municipal Bonds--.8%
American Municipal Power, Inc.,
Combined Hydroelectic Projects
Revenue (Build America Bonds)	8.08	2/15/50	100,000		149,635
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000		1,330,710
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000		878,800
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000		1,417,290
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000		2,359,088
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	2.11	7/1/18	500,000		505,445
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	2,130,000		2,021,434
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000		1,928,192
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000		946,985
Municipal Electric Authority of
Georgia, GO (Plant Vogtle
Units 3 and 4 Project J Bonds)
(Build America Bonds)	6.64	4/1/57	1,000,000		1,213,700
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000		1,093,271
New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue (Build
America Bonds)	5.95	6/15/42	545,000		697,066
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Build America Bonds)	5.29	3/15/33	1,000,000		1,161,840
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	680,000		800,945
Public Utilities Commission of the
City and County of San
Francisco, San Francisco Water
Revenue (Build America Bonds)	6.00	11/1/40	550,000		684,393
San Diego County Water Authority
Financing Agency, Water
Revenue (Build America Bonds)	6.14	5/1/49	620,000		779,867
University of California Regents,
General Revenue	1.80	7/1/19	480,000		477,581
University of California Regents,
General Revenue	4.77	5/15/44	500,000		520,045
					18,966,287
Telecommunications--1.6%
America Movil SAB de CV,
Gtd. Notes	2.38	9/8/16	1,000,000		1,014,150
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000		1,399,920
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		118,000
American Tower,
Sr. Unscd. Notes	4.50	1/15/18	500,000		526,470
AT&T,
Sr. Unscd. Notes	1.70	6/1/17	1,500,000		1,504,674
AT&T,
Sr. Unscd. Notes	2.30	3/11/19	1,000,000		1,004,745
AT&T,
Sr. Unscd. Notes	2.45	6/30/20	500,000		492,382
AT&T,
Sr. Unscd. Notes	3.00	2/15/22	495,000		483,892
AT&T,
Sr. Unscd. Notes	3.00	6/30/22	500,000		484,573
AT&T,
Sr. Unscd. Notes	3.40	5/15/25	1,000,000		957,221
AT&T,
Sr. Unscd. Notes	4.35	6/15/45	600,000		518,546
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	1,000,000		928,204
AT&T,
Sr. Unscd. Notes	4.75	5/15/46	1,000,000		925,903
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,515,417
AT&T,
Sr. Unscd. Bonds	5.50	2/1/18	950,000		1,034,929
AT&T,
Gtd. Notes	8.25	11/15/31	470,000	a	641,923
British Telecommunications,

Sr. Unscd. Notes	1.25	2/14/17	250,000		249,862
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		639,204
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	a	261,377
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	2,000,000		2,196,462
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	400,000		465,916
Corning,
Sr. Unscd. Notes	3.70	11/15/23	400,000		414,392
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,280,704
GTE,
Gtd. Notes	6.94	4/15/28	100,000		122,212
Harris,
Sr. Unscd. Notes	3.83	4/27/25	500,000		491,349
Harris,
Sr. Unscd. Notes	5.05	4/27/45	1,000,000		955,370
Juniper Networks,
Sr. Unscd. Notes	4.35	6/15/25	200,000		200,146
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		330,071
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/21	1,000,000		992,846
Orange,
Sr. Unscd. Notes	9.00	3/1/31	945,000	a	1,338,830
Pacific-Bell Telephone,
Gtd. Debs.	7.13	3/15/26	310,000		382,823
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		325,050
Rogers Communications,
Gtd. Notes	7.50	8/15/38	125,000		165,275
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	1,000,000		1,028,226
Verizon Communications,
Sr. Unscd. Notes	1.35	6/9/17	500,000		499,799
Verizon Communications,
Sr. Unscd. Notes	2.00	11/1/16	600,000		605,476
Verizon Communications,
Sr. Unscd. Notes	2.63	2/21/20	2,395,000		2,394,945
Verizon Communications,
Sr. Unscd. Notes	3.45	3/15/21	750,000		765,077
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	900,000		919,714
Verizon Communications,
Sr. Unscd. Notes	3.85	11/1/42	1,000,000		845,152
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/46	1,000,000	c	949,090
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/54	90,000		83,532
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,819,059
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		610,255
Verizon Communications,

Sr. Unscd. Notes	6.55	9/15/43	2,700,000		3,201,009
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000		919,912
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		587,679
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000		272,146
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		152,745
Vodefone Group,
Sr. Unscd. Notes	1.50	2/19/18	500,000		493,227
					40,509,881
U.S. Government Agencies--3.3%
Federal Farm Credit Bank,
Bonds	0.54	11/7/16	500,000		499,128
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	1,200,000		1,259,444
Federal Home Loan Bank,
Bonds	0.63	11/23/16	1,700,000		1,701,962
Federal Home Loan Bank,
Bonds	1.00	6/21/17	1,400,000		1,406,854
Federal Home Loan Bank,
Bonds	1.50	2/28/17	1,500,000		1,501,095
Federal Home Loan Bank,
Bonds	1.75	12/14/18	1,000,000		1,017,437
Federal Home Loan Bank,
Bonds	4.13	3/13/20	1,000,000		1,112,312
Federal Home Loan Bank,
Bonds	4.75	12/16/16	1,000,000		1,056,999
Federal Home Loan Bank,
Bonds, Ser. 1	4.88	5/17/17	2,000,000		2,149,784
Federal Home Loan Bank,
Bonds	5.00	11/17/17	2,600,000		2,842,476
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		633,206
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,444,537
Federal Home Loan Mortgage Corp.	4.50	10/1/40	4,087,642	d	4,442,012
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	d	1,412,109
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	0.75	1/12/18	2,400,000	d	2,391,986
Federal Home Loan Mortgage Corp.,
Notes	0.88	2/22/17	4,500,000	d	4,515,822
Federal Home Loan Mortgage Corp.,
Notes	0.88	3/7/18	1,000,000	d	997,515
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	1,000,000	d	1,003,684
Federal Home Loan Mortgage Corp.,
Notes	1.02	4/30/18	1,050,000	d	1,044,470
Federal Home Loan Mortgage Corp.,
Unscd. Notes	1.03	11/28/17	500,000	d	499,881
Federal Home Loan Mortgage Corp.,
Notes	1.20	6/12/18	785,000	d	783,494
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	d	2,467,200

Federal Home Loan Mortgage Corp.,
Notes	2.00	8/25/16	2,000,000	d	2,032,506
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	d	2,654,447
Federal Home Loan Mortgage Corp.,
Notes	3.06	6/14/28	135,000	d	131,350
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	d	1,739,174
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	c,d	1,385,130
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	d	880,593
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	d	792,188
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	d	712,915
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	c,d	579,776
Federal National Mortgage
Association	0.88	10/26/17	1,600,000	d	1,602,285
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	d	1,846,980
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	d,e	2,368,118
Federal National Mortgage
Association, Sub. Debs.	0.00	10/9/19	2,000,000	d,e	1,838,962
Federal National Mortgage
Association, Notes	0.50	10/22/15	500,000	d	500,356
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,300,000	d	2,299,807
Federal National Mortgage
Association, Sr. Unscd. Notes	0.88	12/27/17	700,000	d	700,479
Federal National Mortgage
Association, Notes	0.88	2/8/18	1,500,000	d	1,490,433
Federal National Mortgage
Association, Notes	1.00	12/28/17	750,000	d	749,465
Federal National Mortgage
Association, Notes	1.00	2/15/18	700,000	d	698,485
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,000,000	d	998,763
Federal National Mortgage
Association, Notes	1.07	7/28/17	925,000	d	928,534
Federal National Mortgage
Association, Notes	1.13	3/28/18	415,000	d	413,312
Federal National Mortgage
Association, Notes	1.13	4/30/18	2,000,000	d	1,999,722
Federal National Mortgage
Association, Notes	1.25	1/30/17	2,000,000	d	2,018,478
Federal National Mortgage
Association, Notes	1.75	11/26/19	1,500,000	d	1,517,274
Federal National Mortgage
Association, Notes	1.88	9/18/18	2,000,000	c ,d	2,045,896
Federal National Mortgage
Association, Notes	1.88	2/19/19	2,000,000	d	2,039,964
Federal National Mortgage
Association, Notes	2.63	9/6/24	1,100,000	d	1,113,944

Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	d	1,291,146
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	d	1,291,015
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	d	1,350,219
Federal National Mortgage
Association, Notes	6.63	11/15/30	1,000,000	d	1,441,976
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		51,127
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000		646,343
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000		1,497,229
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000		863,124
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000		227,850
					82,922,772
U.S. Government Agencies/Mortgage-Backed--29.2%
Federal Home Loan Mortgage Corp.:
2.50%			2,300,000	d,f	2,332,918
3.00%			8,000,000	d,f	8,124,219
3.50%			18,125,000	d,f	18,771,655
4.00%			10,600,000	d,f	11,255,047
2.00%, 8/1/28 - 8/1/29			1,675,125	d	1,671,969
2.14%, 8/1/43			1,190,309	a,d	1,211,135
2.23%, 7/1/43			440,065	a,d	449,250
2.43%, 10/1/43			473,503	a,d	485,474
2.50%, 10/1/27 - 11/1/42			11,465,680	d	11,712,311
3.00%, 12/1/25 - 6/1/45			35,290,492	d	35,865,675
3.50%, 1/1/21 - 6/1/45			26,703,552	d	27,851,043
4.00%, 5/1/18 - 12/1/44			24,003,793	d	25,540,751
4.50%, 2/1/18 - 9/1/44			14,187,434	d	15,360,319
5.00%, 11/1/18 - 1/1/40			13,379,966	d	14,692,913
5.50%, 8/1/16 - 1/1/40			6,933,668	d	7,746,462
6.00%, 5/1/16 - 7/1/39			3,578,036	d	4,044,922
6.50%, 4/1/16 - 3/1/39			2,009,877	d	2,305,130
7.00%, 9/1/15 - 7/1/37			157,551	d	181,555
7.50%, 2/1/23 - 11/1/33			31,782	d	35,480
8.00%, 2/1/17 - 10/1/31			33,468	d	38,627
8.50%, 10/1/18 - 6/1/30			1,077	d	1,246
Ser. K714, Cl. A1 2.08%,
12/25/19			692,627	d	703,655
Ser. K017, Cl. A2 2.87%,
12/25/21			850,000	d	881,618
Ser. K032, Cl. A1 3.02%,
2/25/23			539,950	d	565,850
Ser. K033, Cl. A2 3.06%,
7/25/23			1,000,000	a,d	1,034,307
Ser. K043, Cl. A2 3.06%,
12/25/24			648,000	d	662,080
Ser. L032, Cl. A2 3.31%,
5/25/23			1,250,000	a,d	1,316,021
Ser. K014, Cl. A2 3.87%,
4/25/21			1,800,000	d	1,964,436

Ser. K012, Cl. A2 4.19%,
12/25/20	1,284,000	a,d	1,415,134
Federal National Mortgage Association:
2.50%	11,175,000	d,f	11,348,302
3.00%	13,625,000	d,f	13,811,985
3.50%	29,225,000	d,f	30,324,273
4.00%	24,300,000	d,f	25,848,452
4.50%	4,000,000	d,f	4,340,156
2.00%, 7/1/28 - 5/1/30	2,560,576	d	2,546,969
2.17%, 5/1/43	489,411	a,d	499,354
2.50%, 7/1/27 - 8/1/43	9,836,078	d	9,981,484
2.71%, 11/1/43	209,581	a,d	216,505
2.91%, 5/1/42	322,804	a,d	334,788
3.00%, 10/1/26 - 1/1/45	56,909,061	d	58,012,288
3.03%, 12/1/41	452,297	a,d	476,862
3.50%, 12/1/19 - 4/1/45	48,093,252	d	50,246,037
4.00%, 2/1/24 - 2/1/45	40,959,388	d	43,740,903
4.50%, 4/1/18 - 11/1/44	28,714,293	d	31,160,730
5.00%, 11/1/17 - 11/1/44	17,023,248	d	18,797,312
5.50%, 1/1/17 - 2/1/42	12,356,596	d	13,864,138
6.00%, 5/1/16 - 11/1/38	5,632,538	d	6,399,526
6.50%, 8/1/16 - 9/1/38	1,439,684	d	1,659,763
7.00%, 2/1/16 - 3/1/38	344,221	d	395,998
7.50%, 8/1/15 - 6/1/31	64,126	d	72,417
8.00%, 3/1/22 - 8/1/30	13,725	d	16,142
8.50%, 9/1/15 - 7/1/30	2,176	d	2,347
9.00%, 10/1/30	2,019	d	2,123
Ser. 2013-M3, Cl. A2 2.51%,
11/25/22	1,500,000	a,d	1,506,761
Ser. 2013-M14, Cl. APT
2.59%, 4/25/23	1,148,854	a,d	1,155,407
Ser. 2014-M11, Cl. 1A
3.22%, 8/25/24	994,762	a,d	1,031,785
Ser. 2014-M3, Cl. AB2
3.46%, 1/25/24	800,000	a,d	843,370
Ser. 2010-M7, Cl. A2 3.66%,
11/25/20	953,522	d	1,026,633
Government National Mortgage Association I:
2.50%	500,000	f	487,366
3.00%	3,600,000	f	3,661,593
4.50%	600,000	f	650,297
2.50%, 2/15/28	1,326,271		1,361,568
3.00%, 9/15/42 - 8/15/43	1,531,831		1,565,876
3.50%, 2/15/26 - 11/15/42	4,950,913		5,196,299
4.00%, 2/15/41 - 6/15/45	6,561,337		7,053,847
4.50%, 1/15/19 - 2/15/41	8,315,438		9,034,424
5.00%, 1/15/17 - 4/15/40	9,262,928		10,279,115
5.50%, 9/15/20 - 11/15/38	2,999,907		3,384,236
6.00%, 2/15/17 - 4/15/39	3,549,957		4,078,797
6.50%, 2/15/24 - 2/15/39	747,054		854,496
7.00%, 10/15/27 - 8/15/32	83,483		95,974
7.50%, 12/15/23 - 11/15/30	71,741		79,944
8.00%, 8/15/24 - 3/15/32	16,404		20,077
8.25%, 6/15/27	1,428		1,621
8.50%, 10/15/26	9,144		10,414
9.00%, 2/15/22 - 2/15/23	7,986		8,109

Government National Mortgage Association II:
3.00%	20,700,000	f	21,050,295
3.50%	37,450,000	f	39,114,765
4.00%	20,900,000	f	22,195,227
5.00%	9,000,000	f	9,699,610
2.00%, 6/20/43	348,933	a	360,047
2.50%, 4/20/28 - 9/20/43	968,909		949,385
2.50%, 1/20/43 - 11/20/43	1,476,180	a	1,518,771
3.00%, 11/20/27 - 12/20/44	13,531,008		13,903,655
3.00%, 7/20/42	675,299	a	702,821
3.50%, 9/20/28 - 12/20/44	12,291,716		12,874,667
3.50%, 3/20/41 - 5/20/41	632,855	a	659,036
4.00%, 9/20/43 - 1/20/45	9,474,650		10,070,251
4.50%, 7/20/41 - 4/20/45	7,187,771		7,795,546
5.00%, 3/20/37 - 8/20/44	7,024,715		7,711,747
5.50%, 10/20/31 - 10/20/44	3,929,069		4,415,958
6.50%, 2/20/28	750		885
8.50%, 7/20/25	527		597
Federal Home Loan Mortgage Corp.:
1.92%, 8/1/37	65,365	a,d	69,437
2.24%, 3/1/37	48,921	a,d	52,050
2.25%, 6/1/35	4,646	a,d	4,935
2.36%, 12/1/34	13,938	a,d	14,914
2.36%, 3/1/36	7,122	a,d	7,630
2.38%, 4/1/33	4,639	a,d	4,836
2.38%, 6/1/34	3,608	a,d	3,792
2.40%, 8/1/34	2,368	a,d	2,515
2.44%, 12/1/34	31,622	a,d	32,989
2.52%, 6/1/36	7,633	a,d	7,727
2.53%, 11/1/33	3,693	a,d	3,951
Federal National Mortgage Association:
2.05%, 2/1/37	3,204	a,d	3,401
2.06%, 10/1/34	14,392	a,d	15,243
2.11%, 12/1/35	6,949	a,d	7,280
2.12%, 1/1/35	6,190	a,d	6,504
2.32%, 8/1/35	53,317	a,d	56,607
2.32%, 12/1/36	10,287	a,d	10,591
2.35%, 3/1/37	51,061	a,d	54,625
2.39%, 9/1/33	6,091	a,d	6,491
2.40%, 11/1/32	11,298	a,d	12,037
2.44%, 9/1/33	15,861	a,d	16,958
2.44%, 11/1/36	24,883	a,d	26,358
2.52%, 5/1/33	5,901	a,d	5,941
2.59%, 6/1/34	38,777	a,d	41,033
2.59%, 6/1/35	3,852	a,d	3,936
5.34%, 11/1/35	1,135	a,d	1,202
			729,204,311
U.S. Government Securities--35.3%
U.S. Treasury Bonds:
2.50%, 2/15/45	10,625,000	c	9,688,672
2.75%, 8/15/42	2,440,000		2,356,125
2.75%, 11/15/42	2,182,000		2,104,436
2.88%, 5/15/43	9,457,000	c	9,343,960
3.00%, 5/15/42	2,870,000		2,913,498
3.00%, 11/15/44	4,810,000	c	4,869,375
3.00%, 5/15/45	1,950,000		1,977,421

3.13%, 11/15/41	3,750,000		3,912,304
3.13%, 2/15/42	4,320,000		4,501,237
3.13%, 2/15/43	2,990,000		3,100,256
3.13%, 8/15/44	6,215,000		6,445,632
3.38%, 5/15/44	5,330,000	c	5,793,459
3.50%, 2/15/39	4,200,000		4,684,642
3.63%, 8/15/43	2,885,000		3,284,844
3.63%, 2/15/44	5,030,000		5,723,984
3.75%, 8/15/41	2,310,000		2,681,404
3.75%, 11/15/43	4,995,000	c	5,817,222
3.88%, 8/15/40	3,830,000		4,520,595
4.25%, 11/15/40	4,530,000		5,661,087
4.38%, 11/15/39	452,000		573,828
4.38%, 5/15/40	1,360,000		1,728,476
4.38%, 5/15/41	970,000		1,238,114
4.50%, 2/15/36	3,175,000	c	4,111,377
4.50%, 8/15/39	1,513,000		1,954,371
4.63%, 2/15/40	2,066,000		2,717,598
4.75%, 2/15/41	1,010,000		1,357,424
5.00%, 5/15/37	3,345,000	c	4,618,973
5.25%, 11/15/28	2,000,000		2,656,718
6.00%, 2/15/26	2,840,000		3,855,965
6.25%, 5/15/30	1,520,000	c	2,239,150
6.50%, 11/15/26	1,200,000		1,710,094
6.63%, 2/15/27	430,000		621,148
6.88%, 8/15/25	1,830,000		2,610,038
7.13%, 2/15/23	1,560,000		2,126,232
7.25%, 8/15/22	2,500,000		3,383,985
7.50%, 11/15/16	2,630,000		2,867,626
8.00%, 11/15/21	970,000		1,327,233
8.13%, 5/15/21	1,120,000		1,513,662
8.75%, 5/15/17	2,395,000		2,739,842
8.75%, 8/15/20	1,000,000		1,347,656
8.88%, 8/15/17	1,725,000		2,010,029
8.88%, 2/15/19	720,000		913,275
9.00%, 11/15/18	1,840,000		2,311,069
U.S. Treasury Notes:
0.38%, 10/31/16	3,995,000		3,991,568
0.50%, 7/31/16	3,800,000		3,806,236
0.50%, 8/31/16	5,450,000		5,457,238
0.50%, 11/30/16	2,795,000		2,796,311
0.50%, 1/31/17	3,575,000		3,574,442
0.50%, 2/28/17	1,545,000		1,544,275
0.50%, 3/31/17	3,585,000		3,581,637
0.50%, 4/30/17	3,610,000		3,604,361
0.50%, 7/31/17	4,640,000		4,623,686
0.63%, 8/15/16	4,175,000		4,185,763
0.63%, 10/15/16	6,200,000		6,215,016
0.63%, 11/15/16	6,765,000	c	6,781,385
0.63%, 12/15/16	3,154,000		3,160,037
0.63%, 12/31/16	3,710,000		3,718,117
0.63%, 2/15/17	3,870,000		3,875,139
0.63%, 5/31/17	3,500,000		3,498,908
0.63%, 6/30/17	3,595,000	c	3,593,594
0.63%, 8/31/17	7,636,000		7,622,874
0.63%, 9/30/17	5,473,000		5,460,171

0.63%, 11/30/17	6,970,000		6,944,406
0.63%, 4/30/18	6,864,000		6,809,836
0.75%, 1/15/17	3,755,000		3,767,910
0.75%, 3/15/17	3,500,000		3,511,484
0.75%, 6/30/17	4,817,000		4,827,540
0.75%, 10/31/17	2,420,000		2,419,622
0.75%, 12/31/17	3,950,000		3,944,446
0.75%, 2/28/18	6,300,000		6,280,804
0.75%, 3/31/18	1,790,000		1,783,008
0.75%, 4/15/18	3,330,000		3,316,474
0.88%, 9/15/16	7,190,000		7,227,632
0.88%, 11/30/16	5,000,000		5,026,955
0.88%, 12/31/16	6,355,000	c	6,390,251
0.88%, 1/31/17	3,325,000		3,342,662
0.88%, 2/28/17	6,280,000		6,313,855
0.88%, 4/15/17	3,305,000		3,320,752
0.88%, 4/30/17	3,810,000		3,827,560
0.88%, 5/15/17	1,885,000		1,893,394
0.88%, 6/15/17	3,625,000		3,641,708
0.88%, 7/15/17	3,540,000		3,553,827
0.88%, 8/15/17	3,570,000		3,582,552
0.88%, 10/15/17	5,530,000		5,543,825
0.88%, 11/15/17	3,590,000		3,598,975
0.88%, 1/15/18	3,300,000		3,303,610
0.88%, 1/31/18	4,700,000		4,704,037
0.88%, 7/15/18	3,290,000		3,279,719
0.88%, 7/31/19	1,290,000		1,267,324
1.00%, 8/31/16	1,800,000	c	1,812,094
1.00%, 9/30/16	6,971,000		7,018,382
1.00%, 10/31/16	3,910,000	c	3,937,796
1.00%, 3/31/17	5,000,000		5,035,940
1.00%, 9/15/17	3,235,000		3,253,954
1.00%, 12/15/17	3,435,000		3,451,103
1.00%, 2/15/18	3,265,000	c	3,276,734
1.00%, 3/15/18	3,310,000		3,321,118
1.00%, 5/15/18	3,325,000	c	3,331,494
1.00%, 5/31/18	3,540,000		3,545,809
1.00%, 6/30/19	1,000,000		989,453
1.00%, 9/30/19	5,375,000		5,293,956
1.00%, 11/30/19	1,900,000		1,866,454
1.13%, 6/15/18	3,315,000	c	3,330,799
1.13%, 12/31/19	2,290,000		2,259,587
1.13%, 3/31/20	1,800,000		1,769,344
1.13%, 4/30/20	4,490,000		4,408,619
1.25%, 10/31/18	3,168,000		3,183,099
1.25%, 11/30/18	3,976,000		3,990,910
1.25%, 1/31/19	2,090,000		2,094,408
1.25%, 10/31/19	2,000,000		1,989,688
1.25%, 1/31/20	3,800,000		3,765,861
1.25%, 2/29/20	680,000		673,200
1.38%, 6/30/18	2,665,000		2,696,023
1.38%, 7/31/18	2,780,000		2,810,624
1.38%, 9/30/18	7,468,000		7,538,013
1.38%, 11/30/18	1,341,000		1,352,420
1.38%, 12/31/18	1,920,000		1,933,801
1.38%, 2/28/19	498,000		500,801

1.38%, 1/31/20	3,350,000		3,338,483
1.38%, 2/29/20	5,500,000		5,479,375
1.38%, 3/31/20	6,215,000		6,183,440
1.38%, 4/30/20	2,810,000		2,792,438
1.38%, 5/31/20	3,060,000		3,037,050
1.50%, 8/31/18	4,905,000		4,973,592
1.50%, 12/31/18	2,850,000		2,882,285
1.50%, 1/31/19	5,534,000		5,594,531
1.50%, 2/28/19	3,910,000		3,949,710
1.50%, 3/31/19	3,000,000		3,029,766
1.50%, 5/31/19	4,440,000		4,476,421
1.50%, 10/31/19	3,320,000		3,334,266
1.50%, 11/30/19	4,660,000		4,680,388
1.50%, 5/31/20	8,110,000		8,103,034
1.50%, 1/31/22	3,990,000		3,894,926
1.63%, 3/31/19	5,760,000		5,840,099
1.63%, 4/30/19	3,500,000		3,546,757
1.63%, 6/30/19	4,000,000		4,050,000
1.63%, 7/31/19	2,910,000		2,942,964
1.63%, 8/31/19	4,500,000		4,550,976
1.63%, 12/31/19	4,310,000		4,345,019
1.63%, 6/30/20	4,835,000	c	4,855,399
1.63%, 8/15/22	1,000,000		978,047
1.63%, 11/15/22	2,050,000		1,999,230
1.75%, 10/31/18	2,300,000	c	2,348,337
1.75%, 9/30/19	5,500,000		5,582,071
1.75%, 10/31/20	3,740,000		3,760,162
1.75%, 2/28/22	3,450,000		3,417,387
1.75%, 3/31/22	4,000,000		3,961,876
1.75%, 4/30/22	4,025,000		3,983,494
1.75%, 5/15/22	2,690,000		2,659,738
1.75%, 5/15/23	6,941,000		6,787,541
1.88%, 8/31/17	3,140,000		3,215,555
1.88%, 9/30/17	3,130,000		3,206,294
1.88%, 10/31/17	2,910,000	c	2,982,296
1.88%, 6/30/20	1,300,000		1,320,515
1.88%, 11/30/21	4,000,000		4,005,936
1.88%, 5/31/22	4,020,000		4,009,009
2.00%, 7/31/20	3,360,000		3,429,562
2.00%, 9/30/20	3,745,000		3,815,803
2.00%, 11/30/20	2,868,000		2,917,519
2.00%, 2/28/21	4,357,000		4,421,675
2.00%, 5/31/21	4,490,000		4,549,982
2.00%, 8/31/21	935,000		945,007
2.00%, 10/31/21	3,485,000		3,517,672
2.00%, 11/15/21	4,630,000		4,671,596
2.00%, 2/15/22	4,567,000		4,600,540
2.00%, 7/31/22	3,980,000		3,999,590
2.00%, 2/15/23	5,465,000		5,459,021
2.00%, 2/15/25	8,535,000		8,388,300
2.13%, 8/31/20	3,190,000		3,271,744
2.13%, 1/31/21	2,800,000		2,861,468
2.13%, 6/30/21	6,000,000		6,114,846
2.13%, 8/15/21	4,805,000		4,891,716
2.13%, 9/30/21	7,500,000		7,631,250
2.13%, 12/31/21	3,985,000		4,047,576

2.13%, 6/30/22			4,010,000		4,059,812
2.13%, 5/15/25			10,475,000		10,403,801
2.25%, 11/30/17			5,240,000		5,415,624
2.25%, 3/31/21			3,265,000		3,355,297
2.25%, 4/30/21			2,685,000		2,758,419
2.25%, 7/31/21			6,100,000		6,255,837
2.25%, 11/15/24			5,615,000		5,643,075
2.38%, 7/31/17			3,820,000		3,948,031
2.38%, 5/31/18			1,000,000		1,040,000
2.38%, 6/30/18			2,000,000		2,080,312
2.38%, 12/31/20			3,025,000		3,133,238
2.38%, 8/15/24			10,160,000	c	10,325,892
2.50%, 6/30/17			3,500,000		3,623,319
2.50%, 8/15/23			7,366,000		7,599,642
2.50%, 5/15/24			8,830,000	c	9,075,580
2.63%, 1/31/18			1,520,000	c	1,587,094
2.63%, 8/15/20			8,000,000	c	8,397,504
2.63%, 11/15/20			6,700,000		7,025,057
2.75%, 11/30/16			3,700,000		3,811,866
2.75%, 5/31/17			2,230,000		2,315,717
2.75%, 12/31/17			1,643,000	c	1,718,732
2.75%, 2/28/18			2,040,000		2,138,493
2.75%, 2/15/19			4,170,000		4,394,463
2.75%, 11/15/23			7,707,000		8,097,768
2.75%, 2/15/24			4,555,000		4,777,412
2.88%, 3/31/18			1,100,000		1,157,320
3.00%, 8/31/16			2,740,000		2,816,635
3.00%, 9/30/16			3,550,000		3,655,669
3.00%, 2/28/17			3,900,000	c	4,049,908
3.13%, 10/31/16			5,000,000		5,166,405
3.13%, 1/31/17			4,180,000		4,341,649
3.13%, 4/30/17			4,360,000		4,550,410
3.13%, 5/15/19			5,000,000		5,343,360
3.13%, 5/15/21			7,000,000		7,525,546
3.25%, 12/31/16			4,700,000		4,881,025
3.25%, 3/31/17			4,131,000		4,313,346
3.38%, 11/15/19			6,630,000		7,172,831
3.50%, 2/15/18			1,520,000		1,620,819
3.50%, 5/15/20			4,050,000		4,417,031
3.63%, 8/15/19			3,210,000		3,498,900
3.63%, 2/15/20			5,430,000		5,943,727
3.63%, 2/15/21			5,000,000		5,507,420
3.75%, 11/15/18			3,000,000		3,257,109
3.88%, 5/15/18			100,000	c	108,109
4.00%, 8/15/18			2,800,000		3,053,968
4.25%, 11/15/17			4,200,000		4,530,750
4.50%, 5/15/17			2,000,000		2,137,500
4.63%, 11/15/16			3,300,000		3,476,603
4.63%, 2/15/17			1,300,000		1,381,250
4.75%, 8/15/17			2,387,000		2,583,928
4.88%, 8/15/16			5,730,000		5,995,013
					881,961,936
Utilities--1.9%
AGL Capital,
Gtd. Notes	3.50	9/15/21	193,000		202,755
Alabama Power,

Sr. Unscd. Notes	3.75	3/1/45	500,000		457,551
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		265,014
Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/44	1,000,000		965,379
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000		273,275
Berkshire Hathaway Energy,
Sr. Unscd. Bonds	6.13	4/1/36	500,000		600,738
Columbia Pipeline Group,
Gtd. Notes	3.30	6/1/20	1,000,000	b	1,005,788
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000		755,215
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	471,000		575,887
Connecticut Light & Power,
First Mortgage Bonds	4.30	4/15/44	500,000		510,288
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	475,000		546,670
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		667,927
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		249,136
Consumers Energy,
First Mortgage Bonds	4.35	8/31/64	700,000		675,942
Dominion Resources,
Sr. Unscd. Notes, Ser. B	2.75	9/15/22	1,500,000		1,450,118
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		119,084
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000		510,410
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	700,000		737,077
DTE Electric,
Sr. Scd. Notes, Ser. A	6.63	6/1/36	160,000		211,757
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000		511,470
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/21	800,000		857,346
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/42	500,000		486,748
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	1,000,000		1,252,378
Duke Energy Florida
First Mortgage Bonds	6.40	6/15/38	150,000		195,683
Duke Energy Progress,
First Mortgage Bonds	4.15	12/1/44	500,000		497,207
Empresa Nacional de Electricidad,
Sr. Unscd. Notes	4.25	4/15/24	500,000		509,165
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	1,000,000		1,103,461
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	750,000		834,040
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000		1,322,771
Georgia Power,

Sr. Unscd. Notes	4.30	3/15/42	1,300,000		1,233,774
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000		1,815,269
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000		32,773
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000		951,762
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	750,000		991,703
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000		2,693,643
Nextera Energy Capital Holdings,
Gtd. Debs.	2.40	9/15/19	500,000		500,345
NiSource Finance,
Gtd. Notes	6.40	3/15/18	677,000		757,496
Oklahoma Gas & Electric,
Sr. Unscd. Notes	4.00	12/15/44	150,000		145,827
Oncor Electric Delivery,
Sr. Scd. Notes	5.00	9/30/17	500,000		537,095
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000		209,039
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000		332,273
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	500,000		530,333
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000		569,173
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000		938,853
PECO Energy,
First Mortgage Bonds	4.80	10/15/43	500,000		549,256
Pennsylvania Electric,
Sr. Unscd. Notes	5.20	4/1/20	500,000		549,247
Piedmont Natural Gas,
Sr. Unscd. Notes	4.10	9/18/34	500,000		505,538
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	c	397,044
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000		405,859
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	500,000		546,159
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000		654,946
PSEG Power,
Gtd. Notes	2.45	11/15/18	180,000		181,460
Public Service Company of
Colorado, First Mortgage Bonds	3.20	11/15/20	1,500,000		1,561,206
Public Service Electric & Gas,
First Mortgage Notes	3.15	8/15/24	1,200,000		1,207,510
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000		264,555
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000		416,674
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/22	1,000,000		976,308
South Carolina Electric & Gas,

First Mortgage Bonds	4.50	6/1/64	500,000	471,999
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	256,434
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	1,495,638
Southern California Edison,
First Mortgage Bonds, Ser. 08-A	5.95	2/1/38	70,000	87,561
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	576,247
Southern California Gas,
First Mortgage Bonds	3.15	9/15/24	500,000	503,148
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	110,928
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	165,402
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	500,000	509,412
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,000,000	1,091,812
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000	994,361
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000	483,802
Wisconsin Energy,
Sr. Unscd. Bonds	3.55	6/15/25	140,000	140,471
Wisconsin Power & Light,
Sr. Unscd. Debs.	4.10	10/15/44	800,000	800,660
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000	801,042
				47,294,317
Total Bonds and Notes
(cost $2,459,332,270)				2,502,684,016

Other Investment--8.8%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $220,717,235)			220,717,235 [g]	220,717,235
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,723,162)			15,723,162 [g]	15,723,162
Total Investments (cost $2,695,772,667)			109.8%	2,739,124,413
Liabilities, Less Cash and Receivables			(9.8%)	(243,534,478)
Net Assets			100.0%	2,495,589,935

GO-- General Obligation
REIT-- Real Estate Investment Trust

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $8,469,038 or 0.3% of net assets.
c	Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was $116,513,149 and the value of the collateral held by the fund was $119,899,204, consisting of cash collateral of $15,723,162 and
U.S. Government & Agency securities valued at $104,176,042.
d	The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	This security is traded on a To-Be-Announced ("TBA") basis.
g	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $43,318,239 of which $59,951,736 related to appreciated investment securities and $16,633,497 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	67.8
Corporate Bonds	24.7
Money Market Investments	9.5
Foreign/Governmental	4.8
Commercial Mortgage-Backed	1.6
Municipal Bonds	.8
Asset-Backed	.6
109.8

† Based on net assets.

TBA SALE COMMITMENTS
July 31, 2015 (Unaudited)

	Principal
	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.:
4.50%, 8/1/18	600,000	a,b	625,488
5%, 8/1/18	1,200,000	a,b	1,254,352
Total Federal Home Loan Mortgage Corp.	1,800,000		1,879,840
Federal National Mortgage Association:
4%, 8/18/29	3,650,000	a,b	3,830,231
4.50%, 8/18/29	1,600,000	a,b	1,667,968
5%, 8/1/18	300,000	a,b	313,400
5.50%, 8/1/29	500,000	a,b	523,740
Total Federal National Mortgage Association	6,050,000		6,335,339
Government National Mortgage Association:
5%, 8/1/33	7,100,000	b	7,861,031
5.50%, 8/1/33	1,300,000	b	1,459,301
Total Government
National Mortgage Association	8,400,000		9,320,332
Total TBA Sale Commitments
(proceeds $17,502,004)			17,535,511

a	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Sold on a delayed delivery basis.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	14,954,957	-	14,954,957
Commercial Mortgage-Backed	-	39,384,445	-	39,384,445
Corporate Bonds+	-	615,504,206	-	615,504,206
Foreign Government	-	119,785,102	-	119,785,102
Municipal Bonds+	-	18,966,287	-	18,966,287
Mutual Funds	236,440,397	-	-	236,440,397
U.S. Government Agencies/Mortgage-Backed	-	812,127,083	-	812,127,083
U.S. Treasury	-	881,961,936	-	881,961,936
Liabilities ($)
Other Financial Instruments:
TBA Sales Commitments	-	(17,535,511)	-	(17,535,511)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Banks--11.0%
Bank of America	451,671		8,075,877
Citigroup	291,906		17,064,825
JPMorgan Chase & Co.	371,889		25,485,553
PNC Financial Services Group	70,811		6,952,224
Regions Financial	613,867		6,378,078
			63,956,557
Capital Goods--4.7%
Honeywell International	56,144		5,897,927
Owens Corning	115,558		5,182,776
Raytheon	52,961		5,777,515
United Technologies	107,020		10,735,176
			27,593,394
Consumer Services--1.7%
Carnival	183,203		9,762,888
Diversified Financials--5.6%
Berkshire Hathaway, Cl. B	41,011	a	5,853,910
Capital One Financial	64,327		5,229,785
Goldman Sachs Group	37,891		7,770,307
Voya Financial	289,976		13,614,373
			32,468,375
Energy--8.3%
Anadarko Petroleum	72,308		5,376,100
EOG Resources	114,338		8,825,750
Marathon Oil	166,142		3,490,643
Occidental Petroleum	259,607		18,224,411
Phillips 66	68,449		5,441,696
Schlumberger	83,179		6,888,885
			48,247,485
Exchange-Traded Funds--.5%
SPDR S&P 500 ETF Trust	13,868		2,918,521
Food & Staples Retailing--2.2%
CVS Health	116,300		13,080,261
Food, Beverage & Tobacco--9.3%
Coca-Cola Enterprises	219,628		11,218,598
ConAgra Foods	207,059		9,123,020
Kellogg	88,454		5,853,001
Molson Coors Brewing, Cl. B	65,768		4,678,736
Mondelez International, Cl. A	169,817		7,663,841
PepsiCo	104,712		10,089,001
Philip Morris International	65,453		5,598,195
			54,224,392
Health Care Equipment & Services--6.3%
Boston Scientific	325,814	a	5,649,615
Cardinal Health	97,091		8,250,793
Medtronic	148,648		11,652,517

UnitedHealth Group	93,601		11,363,161
			36,916,086
Insurance--3.5%
American International Group	93,136		5,971,880
Hartford Financial Services Group	151,072		7,183,474
Prudential Financial	81,388		7,191,444
			20,346,798
Materials--4.3%
Martin Marietta Materials	52,313		8,203,725
Mosaic	119,526		5,132,446
Potash Corp of Saskatchewan	114,245		3,105,179
Vulcan Materials	92,459		8,415,618
			24,856,968
Media--4.5%
Interpublic Group of Companies	415,030		8,840,139
Omnicom Group	121,416		8,873,081
Twenty-First Century Fox, Cl. A	111,374		3,841,289
Viacom, Cl. B	88,073		5,020,161
			26,574,670
Pharmaceuticals, Biotech & Life Sciences--9.6%
AbbVie	83,693		5,859,347
Biogen	20,660	a	6,585,995
Bristol-Myers Squibb	96,072		6,306,166
Eli Lilly & Co.	38,664		3,267,495
Mallinckrodt	33,985	a	4,212,781
Merck & Co.	176,721		10,419,470
Pfizer	541,427		19,523,858
			56,175,112
Real Estate--.4%
Communications Sales & Leasing	119,233		2,486,008
Retailing--3.5%
Amazon.com	14,684	a	7,872,827
Home Depot	64,588		7,558,734
Ulta Salon Cosmetics & Fragrance	30,604	a	5,081,182
			20,512,743
Semiconductors & Semiconductor Equipment--3.9%
Applied Materials	286,255		4,969,387
Microchip Technology	134,409		5,758,082
Texas Instruments	243,814		12,185,824
			22,913,293
Software & Services--10.8%
Accenture, Cl. A	125,563		12,946,801
Facebook, Cl. A	81,095	a	7,623,741
Google, Cl. A	12,879	a	8,467,943
Google, Cl. C	26,419	a	16,527,991
salesforce.com	101,777	a	7,460,254
Visa, Cl. A	131,122		9,878,731
			62,905,461
Technology Hardware & Equipment--7.4%
Apple	217,080		26,331,804
Cisco Systems	589,263		16,746,854
			43,078,658

	Telecommunication Services--1.7%
	AT&T	293,854	10,208,488
	Transportation--.5%
	Delta Air Lines	67,074	2,974,061
	Total Common Stocks
	(cost $487,433,344)		582,200,219

	Other Investment--1.0%
	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $5,724,667)	5,724,667 [b]	5,724,667
	Total Investments (cost $493,158,011)	100.7%	587,924,886
	Liabilities, Less Cash and Receivables	(.7%)	(4,102,284)
	Net Assets	100.0%	583,822,602

	ETF--Exchange-Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $94,766,875 of which $107,492,034 related to appr securities and $12,725,159 related to depreciated investment securities. At July 31, 2015, the cost of investments for purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	11.0
Software & Services	10.8
Pharmaceuticals, Biotech & Life Sciences	9.6
Food, Beverage & Tobacco	9.3
Energy	8.3
Technology Hardware & Equipment	7.4
Health Care Equipment & Services	6.3
Diversified Financials	5.6
Capital Goods	4.7
Media	4.5
Materials	4.3
Semiconductors & Semiconductor Equipment	3.9
Insurance	3.5
Retailing	3.5
Food & Staples Retailing	2.2
Consumer Services	1.7
Telecommunication Services	1.7
Money Market Investment	1.0
Exchange-Traded Funds	.5
Transportation	.5
Real Estate	.4
100.7

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	576,176,519	-	-	576,176,519
Equity Securities - Foreign Common Stocks+	3,105,179	-	-	3,105,179
Exchange-Traded Funds	2,918,521	-	-	2,918,521
Mutual Funds+	5,724,667	-	-	5,724,667

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves

July 31, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit--21.1%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.29%, 10/14/15	5,000,000		5,000,000
Credit Suisse New York (Yankee)
0.28%, 10/1/15	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.26%, 8/13/15	5,000,000	a	5,000,000
Norinchukin Bank/NY (Yankee)
0.26%, 9/18/15	5,000,000		5,000,000
Rabobank Nederland/NY (Yankee)
0.30%, 10/23/15	5,000,000		5,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.26%, 9/11/15	5,000,000	a	5,000,000
Wells Fargo Bank, NA
0.33%, 8/3/15	5,000,000	b	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $35,000,000)			35,000,000
Commercial Paper--33.9%
Bank of Nova Scotia
0.34%, 8/3/15	5,000,000	a,b	5,000,000
BNP Paribas
0.26%, 9/15/15	5,000,000		4,998,375
Caisse Centrale Desjardins
0.19%, 8/26/15	5,000,000	a	4,999,340
Coca Cola Company
0.21%, 10/23/15	5,000,000	a	4,997,579
Commonwealth Bank of Australia
0.30%, 8/20/15	5,000,000	a,b	5,000,000
General Electric Capital Corp.
0.25%, 12/1/15	5,000,000		4,995,764
HSBC Bank PLC
0.34%, 8/21/15	5,000,000	a,b	5,000,000
ING (US) Funding LLC
0.27%, 10/2/15	5,000,000		4,997,675
Lloyds Bank
0.24%, 9/30/15	5,000,000		4,998,000
Mitsubishi UFJ Trust and Banking Corp.
0.24%, 8/21/15	5,000,000	a	4,999,333
Westpac Banking Corp.
0.30%, 8/10/15	6,000,000	a,b	6,000,000
Total Commercial Paper
(cost $55,986,066)			55,986,066
Asset-Backed Commercial Paper--7.2%
Antalis S. A.
0.20%, 8/28/15	7,000,000	a	6,998,950
Collateralized Commercial Paper II Co., LLC
0.31%, 11/6/15	5,000,000	a	4,995,824

Total Asset-Backed Commercial Paper
(cost $11,994,774)		11,994,774
Time Deposits--22.9%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.08%, 8/3/15	7,000,000	7,000,000
Credit Agricole (Grand Cayman)
0.11%, 8/3/15	7,000,000	7,000,000
Credit Industriel et Commercial (Grand Cayman)
0.08%, 8/3/15	5,000,000	5,000,000
DNB Bank (Grand Cayman)
0.07%, 8/3/15	7,000,000	7,000,000
Natixis New York (Grand Cayman)
0.08%, 8/3/15	5,000,000	5,000,000
Swedbank (Grand Cayman)
0.06%, 8/3/15	7,000,000	7,000,000
Total Time Deposits
(cost $38,000,000)		38,000,000
Repurchase Agreement--15.1%
TD Securities (USA) LLC
0.13%, dated 7/31/15, due 8/3/15 in the amount of
$25,000,271 (fully collateralized by $25,826,900 U.S.
Treasury Notes, 1.25%, due 1/31/20, value $25,500,035)
(cost $25,000,000)	25,000,000	25,000,000
Total Investments (cost $165,980,840)	100.2%	165,980,840
Liabilities, Less Cash and Receivables	(.2%)	(284,225)
Net Assets	100.0%	165,696,615

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities amounted to $57,991,026 or 35.0% of net assets.
b Variable rate security--interest rate subject to periodic change.

At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	165,980,840
Level 3 - Significant Unobservable Inputs	-
Total	165,980,840

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--90.9%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Certificates--4.3%
CIT Equipment Collateral,
Ser. 2014-VT1, Cl. C	2.65	10/20/22	1,475,000	b	1,485,822
Dell Equipment Finance Trust,
Ser. 2014-1, Cl. D	2.68	6/22/20	3,402,000	b	3,416,385
Dell Equipment Finance Trust,
Ser. 2015-1, Cl. D	2.84	9/22/20	3,723,000	b	3,720,694
IndyMac Residential Asset-Backed
Trust, Ser. 05-D, Cl. AII4	0.54	3/25/36	4,225,000	c	3,716,272
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B	3.24	6/18/24	4,000,000	b	4,031,078
Popular ABS Mortgage Pass-Through
Trust, Ser. 2007-A, Cl. A2	0.44	6/25/47	4,361,000	c	3,768,035
Springleaf Funding Trust,
Ser. 2015-AA, Cl. A	3.16	11/15/24	4,425,000	b	4,473,994
Springleaf Funding Trust,
Ser. 2015-AA, Cl. B	3.62	11/15/24	1,925,000	b	1,948,639
Springleaf Funding Trust,
Ser. 2013-BA, Cl. A	3.92	1/16/23	2,710,000	b	2,711,897
Trafigura Securitisation Finance,
Ser. 2014-1A, Cl. B	2.44	10/15/21	1,560,000	b,c	1,563,775
Wendys Funding,
Ser. 2015-1A, Cl. A2II	4.08	6/15/45	3,100,000	b	3,100,605
					33,937,196
Asset-Backed Ctfs./Auto Receivables--11.5%
AmeriCredit Automobile Receivables
Trust, Ser. 2015-2, Cl. C	2.40	1/8/21	2,300,000		2,306,157
AmeriCredit Automobile Receivables
Trust, Ser. 2014-2, Cl. D	2.57	7/8/20	3,500,000		3,495,763
AmeriCredit Automobile Receivables
Trust, Ser. 2013-3, Cl. D	3.00	7/8/19	700,000		713,757
AmeriCredit Automobile Receivables

Trust, Ser. 2014-4, Cl. D	3.07	11/9/20	4,000,000		4,044,734
AmeriCredit Automobile Receivables
Trust, Ser. 2014-3, Cl. D	3.13	10/8/20	1,915,000		1,941,398
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. E	3.29	5/8/20	250,000	b	253,974
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	2,000,000		2,014,070
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	185,000		186,685
Capital Auto Receivables Asset
Trust, Ser. 2014-3, Cl. D	3.14	2/20/20	1,250,000		1,264,965
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. D	3.39	7/22/19	1,800,000		1,841,626
Carnow Auto Receivables Trust,
Ser. 2013-1A, Cl. D	4.33	11/15/17	1,000,000	b	1,002,400
Chrysler Capital Auto Receivables
Trust, Ser. 2014-BA, Cl. D	3.44	8/16/21	3,236,000	b	3,261,113
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. C	3.06	5/17/21	3,680,000	b	3,691,721
Drive Auto Receivables Trust,
Ser. 2015-BA, Cl. D	3.84	7/15/21	3,675,000	b	3,649,565
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. D	4.12	6/15/22	6,130,000	b	6,156,696
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	955,000	b	958,049
DT Auto Owner Trust,
Ser. 2013-1A, Cl. D	3.74	5/15/20	2,885,000	b	2,905,217
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98	1/15/21	5,245,000	b	5,305,724
DT Auto Owner Trust,
Ser. 2013-2A, Cl. D	4.18	6/15/20	2,575,000	b	2,608,414
DT Auto Owner Trust,
Ser. 20015-2A, Cl. D	4.25	2/15/22	2,470,000	b	2,487,092
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	3,400,000	b	3,456,649
Exeter Automobile Receivables
Trust, Ser. 2014-1A, Cl. B	2.42	1/15/19	715,000	b	718,953
Exeter Automobile Receivables

Trust, Ser. 2013-1A, Cl. C	3.52	2/15/19	3,680,000	b	3,739,110
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. C	4.35	1/15/19	2,350,000	b	2,394,099
Ford Credit Floorplan Master Owner
Trust, Ser. 2013-1, Cl. D	1.82	1/15/18	300,000		300,723
GM Financial Automobile Leasing
Trust, Ser. 2015-1, Cl. D	3.01	3/20/20	1,650,000		1,648,886
GO Financial Auto Securitization
Trust, Ser. 2015-1, Cl. B	3.59	10/15/20	2,850,000	b	2,851,023
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	1,400,000		1,413,131
Prestige Auto Receivables Trust,
Ser. 2013-1A, Cl. D	3.04	7/15/20	2,350,000	b	2,382,952
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. C	1.81	4/15/19	850,000		855,037
Santander Drive Auto Receivables
Trust, Ser. 2013-5, Cl. C	2.25	6/17/19	575,000		580,612
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. D	2.42	4/15/19	605,000		608,852
Santander Drive Auto Receivables
Trust, Ser. 2014-3, Cl. D	2.65	8/17/20	3,150,000		3,166,766
Santander Drive Auto Receivables
Trust, Ser. 2014-2, Cl. D	2.76	2/18/20	3,100,000		3,128,303
Santander Drive Auto Receivables
Trust, Ser. 2014-1, Cl. D	2.91	4/15/20	1,225,000		1,237,426
Santander Drive Auto Receivables
Trust, Ser. 2014-4, Cl. D	3.10	11/16/20	2,970,000		3,020,376
Santander Drive Auto Receivables
Trust, Ser. 2014-5, Cl. D	3.21	1/15/21	5,650,000		5,677,518
Santander Drive Auto Receivables
Trust, Ser. 2015-1, Cl. D	3.24	4/15/21	1,825,000		1,845,095
Santander Drive Auto Receivables
Trust, Ser. 2013-4, Cl. D	3.92	1/15/20	235,000		243,440
Westlake Automobile Receivables
Trust, Ser. 2014-2A, Cl. D	2.86	7/15/21	1,875,000	b	1,875,008
					91,233,079
Asset-Backed Ctfs./Home Equity Loans--7.8%
ACE Securities Corp. Home Equity

Loan Trust, Ser. 2006-ASAP3,
Cl. A1	0.33	6/25/36	4,005,763	c	3,328,933
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2006-ASP3,
Cl. A2C	0.34	6/25/36	629,196	c	586,773
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2006-HE2,
Cl. A2C	0.35	5/25/36	888,294	c	797,209
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2005-ASP1,
Cl. M1	0.87	9/25/35	4,055,982	c	3,262,754
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2004-HE4,
Cl. M2	1.17	12/25/34	262,372	c	257,732
Argent Securities Trust,
Ser. 2006-M1, Cl. A2B	0.28	7/25/36	9,975,822	c	4,554,611
Asset Backed Funding Certificates
Trust, Ser. 2006-OPT3, Cl. A3B	0.35	11/25/36	301,990	c	168,022
Asset Backed Funding Certificates
Trust, Ser. 2007-NC1, Cl. A1	0.41	5/25/37	5,393,304	b,c	5,206,079
Asset Backed Securities
Corporation Home Equity Loan
Trust, Ser. 2007-HE1, Cl. A4	0.33	12/25/36	4,057,493	c	3,488,567
Bear Stearns Asset Backed
Securities Trust,
Ser. 2004-FR2, Cl. M3	1.99	6/25/34	638,868	c	619,405
Carrington Mortgage Loan Trust,
Ser. 2007-HE1, Cl. A2	0.34	6/25/37	7,017,610	c	6,398,622
Citicorp Residential Mortgage
Securities Trust, Ser. 2006-1,
Cl. A4	5.76	7/25/36	174,869	c	181,065
Colony American Homes,
Ser. 2015-1A, Cl. F	3.84	7/17/32	5,585,000	b,c	5,389,804
Countrywide Asset-Backed
Certificates, Ser. 2004-1,
Cl. M5	1.77	1/25/34	1,978,873	c	1,849,872
Ellington Loan Acquisition Trust,
Ser. 2007-2, Cl. A2B	1.14	5/25/37	5,425,000	b,c	5,285,122

First Franklin Mortgage Loan Trust
Asset Backed Certificates,
Ser. 2006-FF7, Cl. 2A3	0.34	5/25/36	742,505	c	585,538
First Franklin Mortgage Loan Trust
Asset Backed Certificates,
Ser. 2006-FF5, Cl. 2A3	0.35	4/25/36	4,796,915	c	4,054,938
Home Equity Asset Trust,
Ser. 2004-7, Cl. M2	1.18	1/25/35	130,736	c	125,213
HSI Asset Securitization Corp.
Trust, Ser. 2007-WF1, Cl. 2A3	0.36	5/25/37	2,694,759	c	2,627,761
HSI Asset Securitization Corp.
Trust, Ser. 2005-I1, Cl. 2A3	0.48	11/25/35	969,876	c	916,066
JP Morgan Mortgage Acquisition
Corp., Ser. 2006-FRE1, Cl. A3	0.38	5/25/35	294,537	c	290,390
JP Morgan Mortgage Acquisition
Trust, Ser. 2007-CH1, Cl. AF6	5.50	11/25/36	894,151	c	901,759
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	1.02	2/25/34	29,918	c	28,721
MASTR Asset Backed Securities
Trust, Ser. 2006-HE2, Cl. A3	0.34	6/25/36	1,236,953	c	703,095
MASTR Asset Backed Securities
Trust, Ser. 2006-AM2, Cl. A3	0.36	6/25/36	1,347,599	c	1,039,515
Morgan Stanley ABS Capital I
Trust, Ser. 2006-NC4, Cl. A2C	0.34	6/25/36	462,790	c	424,029
Morgan Stanley Home Equity Loan
Trust, Ser. 2006-3, Cl. A3	0.35	4/25/36	474,334	c	356,737
New Century Home Equity Loan
Trust, Ser. 2006-1, Cl. A2B	0.37	5/25/36	1,342,064	c	1,003,431
NovaStar Mortgage Funding Trust,
Ser. 2006-4, Cl. A2D	0.44	9/25/36	878,530	c	466,512
Residential Asset Mortgage
Products Trust, Ser. 2007-RZ1,
Cl. A2	0.35	2/25/37	1,172,893	c	1,077,280
Saxon Asset Securities Trust,
Ser. 2007-3, Cl. 2A2	0.51	9/25/47	4,850,000	c	4,360,514
Securitized Asset Backed
Receivables Trust,
Ser. 2005-FR3, Cl. M1	0.90	4/25/35	160,963	c	160,080

Structured Asset Securities Corp.,
Ser. 2002-BC1, Cl. M2	3.64	8/25/32	1,025,419	c	994,657
					61,490,806
Casinos--1.1%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	4,000,000	b,d	3,955,000
Scientific Games International,
Gtd. Notes	10.00	12/1/22	5,235,000		5,110,669
					9,065,669
Commercial Mortgage Pass-Through Ctfs.--9.9%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A	2.62	11/15/27	645,456	b	649,642
Banc of America Commercial
Mortgage Trust, Ser. 2007-2,
Cl. AJ	5.79	4/10/49	5,930,000	c	5,981,689
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	4,433,000		4,502,640
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.60	12/11/40	525,000	c	522,212
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.90	6/11/40	4,550,000	c	4,653,870
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	6.08	6/11/50	1,725,000	c	1,770,886
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.38	6/11/50	1,025,000	c	1,037,317
Citigroup Commercial Mortgage
Trust, Ser. 2013-375P, Cl. E	3.63	5/10/35	200,000	b,c	182,781
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. AJ	5.90	12/10/49	2,900,000	c	2,825,944
Commercial Mortgage Trust,
Ser. 2015-CR23, Cl. CMD	3.81	5/10/48	4,100,000	b,c	3,927,482
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	8,640,000		8,733,947

Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	2,835,000	b	2,639,372
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2014-INN, Cl. E	3.80	6/15/29	3,375,000	b,c	3,365,322
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	730,000		748,611
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	4,175,000	c	4,323,954
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LD12, Cl. AJ	6.21	2/15/51	6,405,000	c	6,536,696
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C6, Cl. AJ	6.32	7/15/40	1,573,000	c	1,628,514
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.87	5/12/39	2,740,000	c	2,765,526
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24	12/12/49	4,600,000		4,646,271
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.19	9/12/49	1,310,000	c	1,304,072
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.87	4/15/49	2,400,000	c	2,503,157
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C29, Cl. AJ	5.37	11/15/48	5,125,000	c	5,201,004
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ	5.66	3/15/45	4,175,000	c	4,208,225
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C32, Cl. AJ	5.90	6/15/49	3,950,000	c	4,048,912
					78,708,046
Consumer Discretionary--1.8%
Acosta,
Sr. Unscd. Notes	7.75	10/1/22	3,640,000	b	3,603,600
DIRECTV Holdings/Financing,
Gtd. Notes	3.95	1/15/25	2,350,000		2,317,763
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	2,970,000		2,884,639

Sky,
Gtd. Notes	3.75	9/16/24	3,625,000	b	3,516,214
Time Warner,
Gtd. Debs.	4.65	6/1/44	2,245,000		2,143,746
					14,465,962
Consumer Staples--1.7%
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	1,925,000	b	1,918,282
JBS,
Sr. Unscd. Notes	5.75	6/15/25	6,965,000	b	6,919,344
Kraft Foods Group,
Gtd. Notes	6.88	1/26/39	2,285,000		2,849,198
Kraft Heinz Foods,
Scd. Notes	4.88	2/15/25	1,670,000	b	1,793,162
					13,479,986
Energy--8.6%
Antero Resources,
Gtd. Notes	5.38	11/1/21	625,000		610,937
Antero Resources,
Gtd. Notes	5.63	6/1/23	1,550,000	b,d	1,499,625
Antero Resources,
Gtd. Notes	6.00	12/1/20	2,750,000		2,798,125
Bonanza Creek Energy,
Gtd. Notes	5.75	2/1/23	4,500,000		3,667,500
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	3,505,000		3,381,624
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	4,875,000	d	4,387,500
Cimarex Energy,
Gtd. Notes	5.88	5/1/22	1,055,000		1,123,575
Continental Resources,
Gtd. Notes	3.80	6/1/24	1,025,000		904,003
Continental Resources,
Gtd. Notes	5.00	9/15/22	735,000		701,006
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	6,501,000		6,387,232
Genesis Energy,
Gtd. Notes	6.75	8/1/22	2,500,000	d	2,500,000

Halcon Resources,
Scd. Notes	8.63	2/1/20	375,000	b,d	359,531
Halcon Resources,
Gtd. Notes	8.88	5/15/21	1,335,000	d	700,875
Halcon Resources,
Gtd. Notes	9.75	7/15/20	1,296,000	d	706,320
Kinder Morgan,
Gtd. Notes	5.30	12/1/34	1,230,000		1,144,461
Kinder Morgan,
Gtd. Notes	5.55	6/1/45	1,425,000		1,300,979
Kinder Morgan,
Sr. Unscd. Notes	7.80	8/1/31	2,325,000		2,633,972
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	2,500,000		2,418,750
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	1,400,000		1,351,000
Newfield Exploration,
Sr. Unscd. Notes	5.75	1/30/22	2,600,000		2,587,000
Noble Energy,
Sr. Unscd. Notes	5.05	11/15/44	1,000,000		938,341
Noble Energy,
Sr. Unscd. Notes	5.25	11/15/43	650,000		620,784
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	1,090,000	d	964,650
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	2,225,000	b	1,969,125
NRG Energy,
Gtd. Notes	6.25	7/15/22	3,950,000		3,979,625
NRG Energy,
Gtd. Notes	6.25	5/1/24	2,400,000	d	2,370,000
Odebrecht Offshore Drilling
Finance, Sr. Scd. Notes	6.75	10/1/22	2,826,232	c,d	1,829,986
Pacific Rubiales Energy,
Gtd. Notes	5.38	1/26/19	3,150,000	d	2,244,375
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	1,500,000	d	1,222,500
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	3,360,000	d	3,040,800

Transocean,
Gtd. Notes		3.00	10/15/17	2,505,000	c	2,355,952
Unit,
Gtd. Notes		6.63	5/15/21	1,225,000		1,176,000
YPF Sociedad Anonima,
Sr. Unscd. Notes		8.50	7/28/25	4,000,000	d	3,863,600
						67,739,753
Financial--16.8%
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/41	1,500,000	c	1,949,252
Allianz,
Jr. Sub. Bonds	EUR	3.38	9/29/49	2,900,000	c	3,192,854
Ally Financial,
Sr. Unscd. Notes		3.60	5/21/18	6,020,000		6,071,772
Ally Financial,
Gtd. Notes		8.00	11/1/31	2,950,000		3,536,312
American International Group,
Jr. Sub. Debs., Ser. A3	EUR	4.88	3/15/67	7,900,000	c,d	9,001,093
ARC Properties Operating
Partnership, Gtd. Notes		2.00	2/6/17	12,790,000		12,550,188
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	3,895,000	c	4,446,436
Bank of America,
Sub. Notes		4.25	10/22/26	2,900,000		2,862,390
Bank of America,
Sub. Notes		6.11	1/29/37	1,475,000		1,694,530
China Cinda Finance 2015,
Gtd. Notes		3.13	4/23/20	3,460,000	b	3,375,434
Citigroup,
Sub. Notes		4.30	11/20/26	4,025,000		4,007,556
Citigroup,
Sub. Notes		4.40	6/10/25	3,525,000		3,559,834
Citigroup,
Sub. Notes		5.30	5/6/44	2,710,000		2,855,275
CNO Financial Group,
Sr. Unscd. Notes		5.25	5/30/25	3,775,000		3,954,312
Credit Suisse Group,
Sub. Notes		6.50	8/8/23	1,600,000	b	1,772,000

General Electric Capital,
Gtd. Debs.	6.38	11/15/67	8,150,000	c	8,751,062
General Motors Financial,
Gtd. Notes	1.85	1/15/20	3,575,000	c	3,598,330
Goldman Sachs Group,
Sub. Notes	5.15	5/22/45	5,305,000		5,275,048
HSBC Holdings,
Jr. Sub. Bonds	5.63	12/29/49	2,110,000	c,d	2,112,637
HSBC Holdings,
Jr. Sub. Bonds	6.38	12/29/49	2,750,000	c	2,769,250
Hub Holdings,
Sr. Unscd. Notes	8.13	7/15/19	1,425,000	b	1,432,125
HUB International,
Sr. Unscd. Notes	7.88	10/1/21	3,890,000	b	3,982,387
ING Groep,
Jr. Sub. Notes	6.50	12/29/49	2,515,000	c	2,475,238
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	2,000,000		2,171,730
JPMorgan Chase & Co.,
Sub. Notes	4.95	6/1/45	4,150,000		4,165,608
Liberty Mutual Group,
Gtd. Bonds	4.85	8/1/44	2,200,000	b	2,157,813
Lloyds Banking Group,
Sub. Notes	4.50	11/4/24	3,075,000	d	3,110,295
Lloyds Banking Group,
Jr. Sub. Bonds	7.50	4/30/49	2,373,000	c	2,479,785
Morgan Stanley,
Sub. Notes	3.95	4/23/27	4,200,000		4,022,290
Quicken Loans,
Gdt. Notes	5.75	5/1/25	3,745,000	b	3,632,650
Wells Fargo Bank & Co.,
Sub. Notes	4.30	7/22/27	5,075,000		5,172,252
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	6,500,000		6,345,235
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/37	4,867,000	b,c	5,013,010
					133,495,983
Foreign/Governmental--13.3%

Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	5,772,000	c,e	1,940,907
Argentine Government,
Sr. Unscd. Notes		11.75	10/5/15	3,675,000		3,665,813
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	36,350,000		26,737,608
Australian Government,
Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	200,000		152,254
Brazil Minas,
Govt. Gtd. Notes		5.33	2/15/28	3,725,000		3,482,875
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	30,050,000		8,510,593
Ghana Government,
Sr. Unscd. Notes		8.50	10/4/17	1,450,000		1,500,750
Irish Government,
Bonds	EUR	5.40	3/13/25	12,500,000		18,951,117
Jamaican Government,
Sr. Unscd. Notes		6.75	4/28/28	1,955,000		1,964,775
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	249,400,000		19,876,975
Turkish Government,
Bonds	TRY	9.00	7/24/24	53,400,000		18,798,203
						105,581,870
Health Care--1.3%
Endo Finance,
Gtd. Notes		6.00	7/15/23	5,880,000	b,d	6,129,900
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	3,825,000	b	4,006,687
						10,136,587
Industrial--.5%
Abengoa Finance,
Gtd. Notes		7.75	2/1/20	2,455,000	b,d	1,945,588
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	1,000,000	b,d	938,236
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	1,125,000	b,d	784,259
						3,668,083
Information Technology--.9%

First Data,
Gtd. Notes	11.75	8/15/21	2,987,000		3,397,713
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	4,060,000	b,d	4,004,175
					7,401,888
Materials--2.4%
Arcelormittal,
Sr. Unscd. Bonds	5.13	6/1/20	4,300,000	d	4,321,500
Ardagh Packaging Finance,
Sr. Scd. Notes	3.29	12/15/19	1,315,000	b,c	1,302,159
Ardagh Packaging Finance,
Gtd. Notes	6.75	1/31/21	3,435,000	b	3,538,050
BWAY Holding,
Sr. Unscd. Notes	9.13	8/15/21	2,175,000	b	2,229,375
Glencore Finance Canada,
Gtd. Notes	5.55	10/25/42	330,000	b,c	300,974
Glencore Funding,
Gtd. Notes	4.00	4/16/25	1,325,000	b	1,212,462
Vedanta Resources,
Sr. Unscd. Notes	6.75	6/7/16	5,875,000	d	5,911,719
					18,816,239
Residential Mortgage Pass-Through Ctfs.--1.9%
Bear Stearns ALT-A Trust,
Ser. 2005-4, Cl. 24A1	2.54	5/25/35	1,497,753	c	1,475,132
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5	5.50	4/25/34	72,147		73,465
Countrywide Alternative Loan
Trust, Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	271,262		282,955
CS First Boston Commercial
Mortgage Trust, Ser. 2005-8,
Cl. 9A4	5.50	9/25/35	811,228		748,558
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Notes, Ser. 15-DN1, Cl. M3	4.34	1/25/25	775,000	c,f	784,284
Federal National Mortgage
Association Connecticut Avenue
Securities, Ser. 2014-C02,
Cl. 1M2	2.79	5/25/24	3,640,000	c,f	3,245,644

Federal National Mortgage
Association Connecticut Avenue
Securities, Ser. 2015-C03,
Cl. 1M2	5.19	7/25/25	2,100,000	c,f	2,124,140
Residential Asset Securitization
Trust, Ser. 05-A4, Cl. A1	0.64	4/25/35	1,656,514	c	1,258,992
Residential Funding Mortgage
Securities Trust,
Ser. 2005-S9, Cl. A9	5.50	12/25/35	783,020		771,494
Structured Adjustable Rate
Mortgage Loan Trust,
Ser. 2005-17, Cl. 4A3	3.09	8/25/35	880,399	c	862,503
Structured Asset Securities Corp.
Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A	6.25	6/25/34	180,000	c	184,888
WaMu Mortgage Pass-Through
Certificates Trust,
Ser. 2006-AR16, Cl. 2A1	2.02	12/25/36	2,751,852	c	2,431,498
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR12, Cl. 2A11	2.66	6/25/35	760,395	c	767,055
					15,010,608
Telecommunication Services--5.0%
Alcatel-Lucent USA,
Sr. Unscd. Debs.	6.45	3/15/29	580,000		614,075
Altice,
Gtd. Notes	7.75	5/15/22	4,090,000	b	4,130,900
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	450,000	b	464,625
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	1,750,000		1,624,357
Digicel,
Gtd. Notes	6.75	3/1/23	2,050,000	b	1,972,100
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	1,300,000	b	1,199,250
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	8,250,000	b	8,188,125

Frontier Communications,
Sr. Unscd. Notes	6.25	9/15/21	4,310,000		3,997,525
iHeartCommunications,
Sr. Scd. Notes	9.00	3/1/21	3,640,000		3,307,850
Intelsat Jackson Holding,
Gtd. Notes	7.50	4/1/21	845,000		843,944
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	705,000		701,475
Intelsat Luxembourg,
Gtd. Bonds	7.75	6/1/21	3,460,000		2,763,675
Sprint,
Gtd. Notes	7.88	9/15/23	4,075,000		3,917,094
T-Mobile USA,
Gtd. Notes	6.63	4/1/23	3,750,000		4,003,125
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	2,165,000	b	2,300,313
					40,028,433
U.S. Government Agencies/Mortgage-Backed--.2%
Government National Mortgage Association I:
Ser. 2011-53 (Interest
Only) 0.41%, 5/16/51			735,064	c,g	27,160
Ser. 2012-125 (Interest
Only) 0.72%, 2/16/53			26,382,687	c,g	1,500,001
Ser. 2011-77 (Interest
Only) 0.80%, 4/16/42			604,923	c,g	23,984
					1,551,145
U.S. Government Securities--1.3%
U.S. Treasury Notes
2.13%, 5/15/25			10,445,000		10,374,005
Utilities--.6%
Dynegy,
Gtd. Notes	6.75	11/1/19	450,000	b	466,875
Dynegy,
Gtd. Notes	7.38	11/1/22	3,820,000	b	3,970,890
Dynegy,
Gtd. Notes	7.63	11/1/24	175,000	b	181,563
					4,619,328
Total Bonds and Notes

(cost $737,859,204)					720,804,666
Floating Rate Loan Interests--3.9%
Consumer Discretionary--.4%
Dollar Tree,
Term B-1 Loan	3.50	3/9/22	1,920,000	c	1,927,008
Hilton Worldwide Finance,
Initial Term Loan	3.50	9/23/20	1,582,861	c	1,587,665
					3,514,673
Energy--.5%
Templar Energy,
Second Lien Term Loan	8.50	11/25/20	6,154,833	c	3,870,959
Financial--.3%
Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	2,370,000	c	2,385,180
Health Care--.9%
Catalent Pharma Solutions,
Dollar Term Loan	4.25	5/7/21	3,860,000	c	3,883,778
Endo Luxembourg Finance,
Term Loan	3.75	6/24/22	1,375,000	c	1,382,542
Valeant Pharmaceuticals
International, Term D2 Loan	3.50	2/13/19	1,134,269	c	1,137,104
Valeant Pharmaceuticals
International, Term F1 Loan	4.00	3/11/22	650,951	c	654,157
					7,057,581
Information Technology--1.2%
Avago Technologies,
Term Loan	3.75	4/16/21	1,769,861	c	1,774,657
Onex Carestream Finance,
First Lien Term Loan	5.00	6/7/19	3,865,753	c	3,876,771
First Data,
Second New Dollar Term Loan	4.16	3/24/17	3,885,000	c	3,884,184
					9,535,612
Materials--.6%
Ineos US Finance,
Dollar Term Loan	3.75	5/4/18	1,800,000	c	1,801,269
Univar,
Dollar Term Loan	4.25	6/24/22	2,675,000	c	2,683,038
Total Floating Rate Loan Interests					4,484,307

(cost $32,931,362)			30,848,312
	Face Amount
	Covered by
Options Purchased--.2%	Contracts ($)		Value ($)
Call Options--.1%
10-Year USD LIBOR-BBA,
August 2015 @ $2.35	63,000,000		634,486
Put Options--.1%
1 Year Eurodollar,
September 2015 @ $98.50	1,750,000		13,125
1 Year Eurodollar,
December 2015 @ $98.50	3,930,000		383,175
10-Year USD LIBOR-BBA,
November 2015 @ $5.80	1,500,000		0
10-Year USD LIBOR-BBA,
August 2015 @ $2.35	63,000,000		327,531
			723,831
Total Options Purchased
(cost $1,934,494)			1,358,317
	Principal
Short-Term Investments--2.4%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 8/13/15	11,839,000	h	11,838,905
0.04%, 10/29/15	7,143,000	h	7,141,750
Total Short-Term Investments
(cost $18,981,078)			18,980,655

Other Investment--2.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $21,307,424)	21,307,424	[i]	21,307,424
Investment of Cash Collateral for
Securities Loaned--4.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $34,074,591)	34,074,591	[i]	34,074,591

Total Investments (cost $847,088,153)	104.4%	827,373,965
Liabilities, Less Cash and Receivables	(4.4%)	(35,161,153)
Net Assets	100.0%	792,212,812

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS--Argentine Peso
AUD--Australian Dollar
BRL--Brazilian Real
EUR--Euro
MXN--Mexican New Peso
TRY--Turkish Lira
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities were valued at $198,962,060 or 25.1% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was $37,558,923 and the value of the collateral held by the fund was $39,381,433, consisting of cash collateral of $34,074,591 and
U.S. Government & Agency securities valued at $5,306,842.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Argentina Consumer Price
Index.
f The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g Notional face amount shown.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized depreciation on investments was $20,092,618 of which $6,572,710 related to appreciated investment securities and $26,665,327 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	40.7
Asset-Backed	23.6
Foreign/Governmental	13.3
Commercial Mortgage-Backed	9.9
Short-Term/Money Market Investments	9.4
Floating Rate Loan Interests	3.9

Residental Mortgage-Backed	1.9
U.S. Government and Agency/Mortgage-Backed	1.5
Options Purchased	.2
104.4

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)

Financial Futures Long
Australian 3 Year Bond	2,884	235,829,312	September 2015	1,331,769
U.S. Treasury 5 Year Notes	437	52,371,719	September 2015	272,234

Financial Futures Short
Euro-Bond	110	(18,652,668)	September 2015	(417,193)
U.S. Treasury Ultra Long Bond	106	(16,910,313)	September 2015	(500,807)
U.S. Treasury 10 Year Notes	201	(25,614,938)	September 2015	(102,757)

Gross Unrealized Appreciation				1,604,003
Gross Unrealized Depreciation				(1,020,757)

STATEMENT OF OPTIONS WRITTEN
July 31, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
August 2015 @ BRL 3.35	7,900,000	(236,040)
Brazilian Real,
October 2015 @ BRL 3.80	7,900,000	(101,834)
Colombian Peso,
August 2015 @ COP 2650	7,400,000	(600,920)
Chilean Peso,
September 2015 @ CLP 650	7,600,000	(314,596)
Hungarian Forint,
September 2015 @ HUF 295	3,900,000	(18,439)
Hungarian Forint,
October 2015 @ HUF 302	7,900,000	(32,210)
Malaysian Ringgit,
October 2015 @ MYR 3.95	4,000,000	(57,063)
New Zealand Dollar,
September 2015 @ NZD 1.16	10,000,000	(19,393)
New Zealand Dollar,
October 2015 @ NZD 1.15	10,600,000	(34,394)
Norwegian Krone,
September 2015 @ NOK 9	13,600,000	(199,032)
South African Rand,
September 2015 @ ZAR 13	15,600,000	(255,292)
South African Rand,
October 2015 @ ZAR 13.50	7,900,000	(90,348)
South Korean Won,
August 2015 @ KRW 1120	7,300,000	(293,441)
South Korean Won,
September 2015 @ KRW 1150	7,700,000	(162,454)
Swiss Franc,
September 2015 @ CHF 1.08	6,800,000	(26,952)
Swiss Franc,
October 2015 @ CHF 1.07	7,200,000	(67,068)
Turkish Lira,
September 2015 @ TRY 3.05	7,600,000	(19,023)
Turkish Lira,
October 2015 @ TRY 3.03	7,900,000	(87,059)

Put Options:

Brazilian Real,
August 2015 @ BRL 2.80	7,900,000	(0)

Brazilian Real,
August 2015 @ BRL 2.97	7,240,000	(0)
Brazilian Real,
October 2015 @ BRL 3.04	7,900,000	(4,348)
Colombian Peso,
September 2015 @ COP 2425	7,700,000	(80)
Eurodollar,
September 2015 @ $98.25	1,750,000	(4,375)
Eurodollar,
December 2015 @ $98.25	3,930,000	(167,025)
New Zealand Dollar,
August 2015 @ NZD 1.05	14,050,000	(586)
New Zealand Dollar,
September 2015 @ NZD 0.73	11,500,000	(370)
New Zealand Dollar,
September 2015 @ NZD 1.09	10,000,000	(44,287)
New Zealand Dollar,
October 2015 @ NZD 1.07	10,600,000	(33,042)
Norwegian Krone,
October 2015 @ NOK 7.95	7,900,000	(80,716)
South Korean Won,
September 2015 @ KRW 1090	7,700,000	(519)
Swedish Krona,
September 2015 @ SEK 1.03	61,100,000	(29,838)

Total Options Written		(2,980,744)
(premiums received $2,602,314)

BRL-Brazilian Real
CHF-Swiss Franc
CLP-Chilean Peso
COP-Colombian Peso
HUF-Hungarian Forint
KRW-South Korean Won
MYR-Malaysian Ringgit
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona
TRY-Turkish Lira
ZAR-South African Rand

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
8/4/2015	a	33,305,000	9,986,507	9,713,371	(273,136)
8/4/2015	b	15,045,000	4,774,675	4,387,860	(386,815)
8/4/2015	c	47,905,000	15,309,719	13,971,447	(1,338,272)

Chilean Peso,
Expiring:
9/30/2015	a	4,883,600,000	7,398,833	7,200,684	(198,149)
9/30/2015	d	2,696,170,000	4,163,326	3,975,401	(187,925)

Euro,
Expiring
8/28/2015	d	3,313,000	3,643,836	3,639,805	(4,031)

Indian Rupee,
Expiring
9/30/2015	a	1,741,360,000	26,988,769	26,834,313	(154,456)

Indonesian Rupiah,
Expiring
9/30/2015	a	102,242,440,000	7,443,664	7,465,222	21,558

Japanese Yen,
Expiring
8/28/2015	e	2,888,200,000	23,288,930	23,310,371	21,441

Mexican New Peso,
Expiring
9/30/2015	b	171,505,000	10,583,788	10,593,344	9,556

Nigerian Naira,
Expiring
10/16/2015	f	564,380,000	2,649,671	2,764,503	114,832

Norwegian Krone,
Expiring
8/28/2015	g	109,540,000	13,449,732	13,401,517	(48,215)

Polish Zloty,
Expiring
9/30/2015	b	29,500,000	7,809,398	7,806,188	(3,210)

Sales:			Proceeds ($)
Australian Dollar,

Expiring
8/28/2015	e	11,140,000	8,106,188	8,128,801	(22,613)

Brazilian Real,
Expiring:
8/4/2015	e	53,960,000	17,330,368	15,737,383	1,592,985
8/4/2015	f	42,295,000	12,699,199	12,335,296	363,903
10/2/2015	a	33,305,000	9,778,045	9,511,747	266,298

Canadian Dollar,
Expiring
8/28/2015	g	9,985,000	7,663,467	7,633,193	30,274

Colombian Peso,
Expiring
9/30/2015	b	31,949,590,000	11,582,356	11,052,041	530,315

Euro,
Expiring:
8/28/2015	a	21,719,000	23,949,368	23,861,435	87,933
8/28/2015	e	20,299,000	22,387,666	22,301,362	86,304
8/28/2015	g	14,813,000	16,337,554	16,274,204	63,350
8/28/2015	h	9,327,000	10,286,748	10,247,047	39,701

Hungarian Forint,
Expiring:
9/30/2015	b	2,407,955,000	8,521,982	8,600,316	(78,334)
9/30/2015	e	2,006,665,000	7,054,999	7,167,058	(112,059)

Indonesian Rupiah,
Expiring
9/30/2015	b	49,949,910,000	3,672,788	3,647,088	25,700

Malaysian Ringgit,
Expiring
9/30/2015	a	29,855,000	7,778,882	7,766,565	12,317

New Zealand Dollar,
Expiring
8/28/2015	f	23,500,000	15,556,154	15,475,338	80,816

Peruvian New Sol,
Expiring:
8/28/2015	c	40,000,000	12,533,292	12,488,733	44,559
9/30/2015	a	22,795,000	7,097,929	7,067,414	30,515
9/30/2015	f	36,905,000	11,480,790	11,442,110	38,680

Singapore Dollar,
Expiring
8/28/2015	e	10,675,000	7,800,164	7,774,414	25,750

South African Rand,
Expiring
9/30/2015	b	145,815,000	11,413,375	11,399,939	13,436

South Korean Won,
Expiring
9/30/2015	a	8,511,565,000	7,277,541	7,260,424	17,117

Swedish Krona,
Expiring
8/28/2015	e	61,290,000	7,218,252	7,108,078	110,174

Swiss Franc,
Expiring
8/28/2015	d	13,475,000	14,010,626	13,958,303	52,323

Turkish Lira,
Expiring
9/30/2015	b	54,280,000	19,216,200	19,237,030	(20,830)

Gross Unrealized Appreciation					3,679,837
Gross Unrealized Depreciation					(2,828,045)

Counterparties:
a	Citigroup
b	JP Morgan Chase Bank
c	Morgan Stanley Capital Services
d	Bank of America
e	Goldman Sachs International
f	HSBC
g	UBS
h	Credit Suisse International

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums (Receivable)	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%) Spread (%)		Expriration	Value	Payable ($)	(Depreciation) ($)	Buy / Sell
46,926,000	Dow Jones CDX.NA.HY.22 Index	Goldman, Sachs & Co.	5.00		6/20/2020	3,189,262	2,929,529	259,733	Sell
78,500,000	Markit CMBX.NA.BBB Series 7	Deutsche	3.00		1/17/2047	(1,597,802)	(1,185,070)	(412,732)	Sell

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums (Receivable)	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Spread (%)		Expriration	Value	Payable ($)	(Depreciation) ($)	Buy / Sell
150,000,000	USD - 1 Year US CPI Urban Consumers NSA	Deutsche	(1.13)	N/A	10/22/2015	(1,368,865)		(1,368,865)	N/A
100,000,000	USD - 6 Month Libor	J.P. Morgan Chase	(0.91)	N/A	7/29/2017	(21,664)		(21,664)	N/A
6,500,000	USD - 3 Month Libor	Goldman, Sachs & Co.	(2.20)	N/A	5/6/2025	13,861		13,861	N/A
60,000,000	USD - 3 Month Libor	Goldman, Sachs & Co.	(1.86)	N/A	5/6/2020	(485,664)		(485,664)	N/A
286,000,000	USD - 6 Month Libor	J.P. Morgan Chase	(1.19)	N/A	3/29/2017	(503,446)		(503,446)	N/A
34,700,000	USD - 6 Month Libor	J.P. Morgan Chase	(2.55)	N/A	6/12/2025	(949,454)		(949,454)	N/A
147,000,000	USD - 6 Month Libor	J.P. Morgan Chase	(0.98)	N/A	6/12/2017	(481,016)		(481,016)	N/A
60,000,000	USD - 6 Month Libor	Bank of America Merrill	0.28	N/A	4/14/2018	(195,350)		(195,350)	N/A
116,000,000	USD - 6 Month Libor	Goldman, Sachs & Co.	(1.83)	N/A	7/22/2020	(925,385)		(925,385)	N/A

Gross Unrealized Appreciation	273,594
Gross Unrealized Depreciation	(5,343,576)

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	186,661,081	-	186,661,081
Commercial Mortgage-Backed	-	78,708,046	-	78,708,046
Corporate Bonds+	-	322,917,911	-	322,917,911
Floating Rate Loan Interests	-	30,848,312	-	30,848,312
Foreign Government	-	105,581,870	-	105,581,870
Mutual Funds	55,382,015	-	-	55,382,015
Residential Mortgage-Backed	-	15,010,608	-	15,010,608
U.S. Government Agencies/Mortgage-Backed	-	1,551,145	-	1,551,145
U.S. Treasury	-	29,354,660	-	29,354,660
Other Financial Instruments:
Financial Futures++	1,604,003	-	-	1,604,003
Forward Foreign Currency Exchange Contracts++	-	3,679,837	-	3,679,837
Options Purchased	-	1,358,317	-	1,358,317
Swaps++	-	273,594	-	273,594
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(1,020,757)	-	-	(1,020,757)
Forward Foreign Currency Exchange Contracts++	-	(2,828,045)	-	(2,828,045)
Swaps++	-	(5,343,576)	-	(5,343,576)
Options Written	-	(2,980,744)	-	(2,980,744)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end July 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and
Liabilities. Interest rate swaps are valued daily and the
change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is
terminated early, the fund records a realized gain or loss
equal to the difference between the current realized value
and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit
risk is the discounted net value of the cash flows to be
received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk

is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of

Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2015 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Banks--1.3%
Wells Fargo & Co.	42,700		2,471,049
Capital Goods--2.2%
Caterpillar	20,600		1,619,778
United Technologies	23,400		2,347,254
			3,967,032
Consumer Services--1.5%
McDonald's	27,150		2,711,199
Diversified Financials--10.0%
American Express	33,700		2,563,222
BlackRock	10,600		3,564,992
Franklin Resources	52,800		2,405,040
Intercontinental Exchange	5,000		1,140,200
JPMorgan Chase & Co.	75,300		5,160,309
State Street	25,400		1,944,624
Visa, Cl. A	19,000		1,431,460
			18,209,847
Energy--12.2%
Chevron	59,600		5,273,408
ConocoPhillips	37,800		1,902,852
EOG Resources	13,400		1,034,346
Exxon Mobil	101,912		8,072,450
Imperial Oil	47,400	a	1,754,748
Occidental Petroleum	59,700		4,190,940
			22,228,744
Food & Staples Retailing--3.2%
Walgreens Boots Alliance	46,400		4,483,632
Whole Foods Market	36,000		1,310,400
			5,794,032
Food, Beverage & Tobacco--20.0%
Altria Group	101,900		5,541,322
Coca-Cola	158,200		6,498,856
Diageo, ADR	17,100		1,920,501
Nestle, ADR	74,150		5,605,740
PepsiCo	40,300		3,882,905
Philip Morris International	122,300		10,460,319
SABMiller	51,850		2,724,281
			36,633,924
Health Care Equipment & Services--2.0%
Abbott Laboratories	71,100		3,604,059
Household & Personal Products--4.9%
Estee Lauder, Cl. A	44,600		3,974,306
Procter & Gamble	64,100		4,916,470
			8,890,776
Insurance--2.1%
ACE	34,700		3,774,319
Materials--1.2%
Praxair	19,500		2,225,730
Media--5.8%

Comcast, Cl. A	51,400		3,207,874
Twenty-First Century Fox, Cl. A	36,000		1,241,640
Twenty-First Century Fox, Cl. B	50,000		1,676,000
Walt Disney	37,900		4,548,000
			10,673,514
Pharmaceuticals, Biotech & Life Sciences--13.5%
AbbVie	71,100		4,977,711
Celgene	12,000	b	1,575,000
Gilead Sciences	20,000		2,357,200
Johnson & Johnson	25,600		2,565,376
Novartis, ADR	28,600		2,967,250
Novo Nordisk, ADR	99,500		5,866,520
Roche Holding, ADR	123,400		4,455,974
			24,765,031
Semiconductors & Semiconductor Equipment--3.3%
ASML Holding	18,500	a	1,834,645
Texas Instruments	71,000		3,548,580
Xilinx	17,100		713,925
			6,097,150
Software & Services--6.4%
Automatic Data Processing	33,200		2,648,364
Facebook, Cl. A	25,000	b	2,350,250
International Business Machines	24,900		4,033,551
Oracle	57,500		2,296,550
VeriSign	6,300	a,b	446,922
			11,775,637
Technology Hardware & Equipment--7.0%
Apple	87,200		10,577,360
QUALCOMM	33,500		2,157,065
			12,734,425
Transportation--2.5%
Canadian Pacific Railway	18,900		3,040,065
Union Pacific	15,000		1,463,850
			4,503,915
Total Common Stocks
(cost $115,475,994)			181,060,383

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,859,136)	1,859,136	[c]	1,859,136
Investment of Cash Collateral for
Securities Loaned--2.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,060,577)	4,060,577	[c]	4,060,577
Total Investments (cost $121,395,707)	102.3%		186,980,096
Liabilities, Less Cash and Receivables	(2.3%)		(4,223,106)
Net Assets	100.0%		182,756,990

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At July 31, 2015, the value of the fund's securities on loan was $3,995,952 and the value of the collateral held by the fund was $4,087,384, consisting of cash collateral of $4,060,577 and U.S. Government &
Agency securities valued at $26,807.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $65,584,389 of which $68,654,125 related to appreciated investment securities and $3,069,736 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	20.0
Pharmaceuticals, Biotech & Life Sciences	13.5
Energy	12.2
Diversified Financials	10.0
Technology Hardware & Equipment	7.0
Software & Services	6.4
Media	5.8
Household & Personal Products	4.9
Semiconductors & Semiconductor Equipment	3.3
Food & Staples Retailing	3.2
Money Market Investments	3.2
Transportation	2.5
Capital Goods	2.2
Insurance	2.1
Health Care Equipment & Services	2.0
Consumer Services	1.5
Banks	1.3
Materials	1.2
102.3

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	150,890,659	-	-	150,890,659
Equity Securities - Foreign Common Stocks+	30,169,724	-	-	30,169,724
Mutual Funds	5,919,713	-	-	5,919,713

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
July 31, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--27.8%	of Purchase	Amount ($)	Value ($)
9/10/15	0.01	25,000,000	24,999,722
1/21/16	0.13	50,000,000	49,968,764
2/4/16	0.17	25,000,000	24,977,924
Total U.S. Treasury Bills
(cost $99,946,410)			99,946,410

Repurchase Agreements--70.8%
BNP Paribas
dated 7/31/15, due 8/3/15 in the amount of
$40,000,467 (fully collateralized by $100 U.S.
Treasury Inflation Protected Securities, 0.25%, due
1/15/25, value $98, $166,000 U.S. Treasury Notes,
1.50%-1.88%, due 8/31/17-11/30/19, value $168,563 and
$59,170,740 U.S. Treasury Strips, due
8/15/29-11/15/44, value $40,631,363)	0.14	40,000,000	40,000,000
Citigroup Global Markets Holdings Inc.
dated 7/31/15, due 8/3/15 in the amount of
$85,000,992 (fully collateralized by $2,707,000 U.S.
Treasury Bonds, 3.13%, due 2/15/42, value $2,845,612,
$100 U.S. Treasury Inflation Protected Securities,
0.75%, due 2/15/45, value $93 and $80,788,900 U.S.
Treasury Notes, 2.50%, due 8/15/23, value $83,854,361)	0.14	85,000,000	85,000,000
HSBC USA Inc.
dated 7/31/15, due 8/3/15 in the amount of
$80,000,867 (fully collateralized by $14,650,000 U.S.
Treasury Inflation Protected Securities, 0.13%, due
4/15/17, value $15,413,858, $64,745,000 U.S. Treasury
Notes, 1.63%-2.13%, due 8/31/19-8/31/20, value
$66,142,230 and $65,000 U.S. Treasury Strips, due
11/15/26, value $48,942)	0.13	80,000,000	80,000,000
JPMorgan Chase & Co.
dated 7/31/15, due 8/3/15 in the amount of
$50,000,542 (fully collateralized by $43,710,000 U.S.
Treasury Bonds, 3.75%, due 11/15/43, value
$51,001,986)	0.13	50,000,000	50,000,000
Total Repurchase Agreements
(cost $255,000,000)			255,000,000
Total Investments (cost $354,946,410)		98.6%	354,946,410
Cash and Receivables (Net)		1.4%	4,910,331
Net Assets		100.0%	359,856,741

At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	354,946,410
Level 3 - Significant Unobservable Inputs	-
Total	354,946,410

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)